UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5238

Nuveen New York Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
March 31, 2012

Nuveen New York Municipal Value Fund, Inc.
NNY

Nuveen New York Municipal Value Fund 2
NYV

Nuveen New York Performance Plus Municipal Fund, Inc.
NNP

Nuveen New York Dividend Advantage Municipal Fund
NAN

Nuveen New York Dividend Advantage Municipal Fund 2
NXK

March

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Manager’s Comments	5

Fund Leverage and Other Information	9

Common Share Dividend and Price Information	12

Performance Overviews	14

Shareholder Meeting Report	19

Portfolios of Investments	21

Statement of Assets and Liabilities	52

Statement of Operations	53

Statement of Changes in Net Assets	54

Statement of Cash Flows	56

Financial Highlights	57

Notes to Financial Statements	66

Reinvest Automatically, Easily and Conveniently	77

Glossary of Terms Used in this Report	79

Additional Fund Information	83

Chairman’s
Letter to Shareholders

Dear Shareholders,

In recent months the positive atmosphere in financial markets has reflected efforts by central banks in the U.S. and Europe to provide liquidity to the financial system and keep interest rates low. At the same time, future economic growth in these countries still faces serious headwinds in the form of high energy prices, uncertainties about potential political leadership changes and increasing pressure to reduce government spending regardless of its impact on the economy. Together with the continuing political tensions in the Middle East, investors have many reasons to remain cautious.

Though progress has been painfully slow, officials in Europe have taken important steps to address critical issues. The European Central Bank has provided vital liquidity to the banking system. Similarly, officials in the Euro area finally agreed to an enhanced “firewall” of funding to deal with financial crises in member countries. These steps, in addition to the completion of another round of financing for Greece, have eased credit conditions across the continent. Several very significant challenges remain with the potential to derail the recent progress but European leaders have demonstrated political will and persistence in dealing with their problems.

In the U.S., strong corporate earnings and continued progress on job creation have contributed to a rebound in the equity market and many of the major stock market indexes are approaching their levels before the financial crisis. The Fed’s commitment to an extended period of low interest rates is promoting economic growth, which remains moderate but steady and raises concerns about the future course of long term rates once the program ends. Pre-election maneuvering has added to the highly partisan atmosphere in the Congress. The end of the Bush-era tax cuts and implementation of the spending restrictions of the Budget Control Act of 2011, both scheduled to take place at year-end, loom closer with little progress being made to deal with them.

During the last year, investors have experienced a sharp decline and a strong recovery in the equity markets. Experienced investment teams keep their eye on a longer time horizon and use their practiced investment disciplines to negotiate through market peaks and valleys to achieve long term goals for investors. Monitoring this process is an important consideration for the Fund Board as it oversees your Nuveen funds on your behalf.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
May 18, 2012

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen New York Municipal Value Fund, Inc. (NNY)
Nuveen New York Municipal Value Fund 2 (NYV)
Nuveen New York Performance Plus Municipal Value Fund, Inc. (NNP)
Nuveen New York Dividend Advantage Municipal Fund (NAN)
Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)

Portfolio manager Scott Romans discusses key investment strategies and the six-month performance of these Nuveen New York Funds. Scott, who joined Nuveen in 2000, assumed portfolio management responsibility for these five Funds in January 2011.

What key strategies were used to manage these New York Funds during the six-month reporting period ended March 31, 2012?

During this reporting period, municipal bond prices generally rallied, amid strong demand and yields that continued to be relatively low. The availability of municipal supply improved slightly in recent months, although the pattern of issuance, particularly in refunding transactions, tended to be shorter on the yield curve. Purchase activity in these Funds was relatively light due to the low yield environment as well as a shortage of issues with longer maturities that we typically emphasize for these Funds.

Much of our investment activity was opportunistic, with purchases managed around the timing of cash flows from called or maturing bonds. The Funds took advantage of opportunities created by temporary imbalances in the market to seek bonds with longer maturities, predominantly in the new issue market. In addition to adding to our holdings in health care, NNY, NYV, NNP and NXK carried out some health care credit swapping; that is, based on our fundamental credit view, the Funds sold health care positions that we thought were overvalued and purchased bonds in the same sector that we believed were undervalued. Overall, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that had the potential to perform well over the long term.

Cash for new purchases during this period was generated primarily by the proceeds from called and maturing bonds. A sizeable number of bond calls and refundings provided a meaningful source of liquidity, which drove much of our activity as we worked to redeploy the proceeds to keep the Funds fully invested. Selling was minimal during this period, as the bonds in our portfolios generally offered higher yields than those available in the current marketplace.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

Nuveen Investments	5

As of March 31, 2012, all five of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement. As part of our duration management strategies, NYV also used forward interest rate swaps to reduce its price volatility risk to movements in U.S. interest rates relative to the Fund’s benchmark. During this period, these derivatives functioned as intended.

How did the Funds perform during the six-month period ended March 31, 2012?

Individual results for the Nuveen New York Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 3/31/12

Funds	6-Month	1-Year	5-Year	10-Year
NNY**	4.19%	11.65%	4.95%	5.14%
NYV**	5.04%	13.84%	N/A	N/A
NNP	5.17%	16.83%	6.26%	6.89%
NAN	5.65%	17.45%	6.01%	6.85%
NXK	5.68%	17.08%	6.14%	7.10%
Standard & Poor’s (S&P) New York Municipal Bond Index***	3.47%	11.22%	5.17%	5.44%
Standard & Poor’s (S&P) National Municipal Bond Index***	4.14%	12.56%	5.11%	5.49%
Lipper New York Municipal Debt Funds Classification Average***	6.21%	18.78%	4.94%	6.34%

For the six months ended March 31, 2012, the cumulative return on common share net asset value (NAV) for all five of these New York Funds exceeded the returns for the Standard & Poor’s (S&P) New York Municipal Bond Index and the Standard & Poor’s (S&P) National Municipal Bond Index. For the same period, the Funds underperformed the average return for the Lipper New York Municipal Debt Funds Classification Average.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. The use of regulatory leverage also was an important positive factor affecting the performance of NNP, NAN and NXK. The primary reason that the returns of NNY and NYV trailed those of the three leveraged Funds for this reporting period was that these two Funds do not use regulatory leverage. Leverage is discussed in more detail later in this report.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the Performance Overview page for your Fund in this report.

*	Six-month returns are cumulative; all other returns are annualized.

**	NNY and NYV do not use regulatory leverage; the remaining three Funds in this report use regulatory leverage.

***	Refer to Glossary of Terms Used in this Report for definitions.

6	Nuveen Investments

During this period, municipal bonds with longer maturities generally outperformed those with shorter maturities. Overall, credits at the longest end of the municipal yield curve posted the strongest returns, while bonds at the shortest end produced the weakest results. Among these five Funds, NXK and NAN were the most advantageously positioned in terms of duration and yield curve exposure, with good weightings in the segments of the yield curve that performed best. NYV, which had the longer duration typical of a newer Fund more recently invested in long-term bonds, benefited from its significant overexposure to bonds in the 12-year to 14-year range of effective duration and a substantial underexposure to the underperforming shortest end of the curve. NNY, the other unleveraged Fund, was less advantageously positioned, with a shorter effective duration, which detracted from its performance. Although NNP’s duration exceeded that of the market as a whole, this Fund was slightly overweighted in the shortest end of the curve and the distribution of its weightings along the yield curve muted the positive effects of its longer duration.

Credit exposure was the dominant factor in the Funds’ performance during these six months, as lower-quality bonds, including sub-investment grade credits, generally outperformed higher-quality bonds. This outperformance was due in part to the greater demand for lower-rated bonds as investors looked for investment vehicles offering higher yields. All of these Funds had good exposure to the lower-rated credit spectrum, with NXK and NAN benefiting the most from significant overweightings in this area, particularly to bonds rated BBB. Additionally, a strong weighting in the BBB and sub-investment grade sectors, together with an overweighting in health care bonds, was the primary factor in NNY’s outperformance of the S&P Indexes for this period.

Holdings and sectors that generally made positive contributions to the Funds’ returns during this period included zero coupon bonds, health care, industrial development revenue (IDR), transportation and special tax credits. Leasing and housing bonds also outpaced the general municipal market for the period. All of these Funds were overweighted in health care bonds, which enhanced their returns. Tobacco bonds backed by the 1998 master settlement agreement also were one of the top performing sectors, as these bonds benefited from several developments in the market, including increased demand for higher-yielding investments by investors who had become less risk-averse. In addition, based on recent data showing that cigarette sales have fallen less steeply than anticipated, the 46 states participating in the agreement, including New York, stand to receive increased payments from the tobacco companies.

Nuveen Investments	7

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were the poorest performing market segment during this period. The underperfor-mance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. As of March 31, 2012, NNP had the heaviest weightings in pre-refunded bonds among these five Funds, while NYV and NAN were underweighted in pre-refunded bonds, which lessened the negative impact on their performance. General obligation and other tax-supported bonds as well as credits issued by the electric utilities and water and sewer sectors also lagged the performance of the general municipal market for this period. NNY and NYV, in particular, benefited from being underweighted in tax-supported credits.

8	Nuveen Investments

Fund Leverage and
Other Information

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of NNP, NAN and NKX relative to the comparative indexes was these Funds’ use of leverage. As mentioned previously, NNY and NYV do not use regulatory leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

THE FUNDS’ REGULATORY LEVERAGE

As of March 31, 2012, the Funds have issued and outstanding MuniFund Term Preferred (MTP) Shares and Variable Rate Demand Preferred (VRDP) Shares as shown in the accompanying tables. As mentioned previously, NNY and NYV do not use regulatory leverage.

MTP Shares
		MTP Shares Issued	Annual	NYSE
Fund	Series	at Liquidation Value	Interest Rate	Ticker
NAN	2015	$30,000,000	2.70%	NAN PrC
NAN	2016	$25,360,000	2.50%	NAN PrD
NXK	2015	$37,890,000	2.55%	NXK PrC

VRDP Shares

VRDP Shares Issued
Fund	at Liquidation Value
NNP	$89,000,000

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies and Footnote 4 – Fund Shares for further details on MTP Shares and VRDP Shares.)

Nuveen Investments	9

UPDATE ON LITIGATION REGARDING THE FUNDS’ REDEMPTION OF AUCTION RATE PREFERRED SHARES

During 2011, certain funds (including NNP, NAN and NXK) were named in a consolidated complaint as nominal defendants in a putative shareholder derivative action captioned Martin Safier, et al. v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on February 18, 2011 (the “Complaint”). The Complaint, filed on behalf of purported holders of each fund’s common shares, also named Nuveen Fund Advisors, Inc. as a defendant, together with current and former Officers and interested Directors/Trustees of each of the funds (together with the nominal defendants, collectively, the “Defendants”). The Complaint contained allegations regarding breaches of fiduciary duties in connection with the redemption of auction rate preferred shares issued by the funds. The Defendants filed a motion to dismiss the suit and on December 16, 2011, the court granted that motion dismissing the Complaint. The plaintiffs failed to file an appeal of the court’s decision within the required time period, resulting in the final disposition of the suit.

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

10	Nuveen Investments

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds may invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the Fund could lose more than its original principal investment.

Derivatives Strategy Risk: Derivatives are financial instruments whose value changes in response to the changes in underlying investment variables. Derivative securities include, but are not limited to, calls, puts, warrants, swaps, and forwards. The fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with the underlying investments. The derivatives market is largely unregulated. It is possible that developments in the derivatives market, including potential government regulation, could adversely affect the fund’s ability to terminate existing contracts or to realize amounts to be received under such contracts.

Nuveen Investments	11

Common Share Dividend
and Price Information

DIVIDEND INFORMATION

The monthly dividends of NYV, NNP, NAN and NXK remained stable throughout the six-month reporting period ended March 31, 2012, while NNY’s monthly dividend was reduced effective March 2012.

Due to normal portfolio activity, common shareholders of NAN received a long-term capital gains distribution of $0.0059 per share in December 2011.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2012, all of the Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII positive balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND PRICE INFORMATION

As of March 31, 2012, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their common shares as shown in the accompanying table. NNY, NYV and NAN have not repurchased any of their common shares since the inception of their repurchase programs.
	Common Shares	% of Outstanding
Fund	Repurchased and Retired	Common Shares
NNY	—	—
NYV	—	—
NNP	27,800	0.2%
NAN	—	—
NXK	7,200	0.1%

During the six-month reporting period, the Funds did not repurchase any of their outstanding common shares.

12	Nuveen Investments

As of March 31, 2012, and during the six-month reporting period, the Funds’ common share prices were trading at (-) discounts to their common share NAVs as shown in the accompanying table.

	3/31/12	Six-Month Average
Fund	(-) Discount	(-) Discount
NNY	(-) 2.37%	(-)1.85%
NYV	(-) 3.10%	(-)5.92%
NNP	(-) 4.44%	(-)3.67%
NAN	(-) 6.60%	(-)6.56%
NXK	(-) 5.72%	(-)5.98%

Nuveen Investments	13

NNY	Nuveen New York
Performance	Municipal Value
OVERVIEW	Fund, Inc.
as of March 31, 2012

Fund Snapshot
Common Share Price	$9.89
Common Share Net Asset Value (NAV)	$10.13
Premium/(Discount) to NAV	-2.37%
Market Yield	4.19%
Taxable-Equivalent Yield1	6.24%
Net Assets Applicable to Common Shares ($000)	$153,717

Leverage
Regulatory Leverage	—%
Effective Leverage	2.68%

Average Annual Total Returns
(Inception 10/07/87)
	On Share Price	On NAV
6-Month (Cumulative)	6.69%	4.19%
1-Year	13.82%	11.65%
5-Year	5.21%	4.95%
10-Year	5.76%	5.14%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	25.0%
Education and Civic Organizations	15.7%
Health Care	11.9%
Transportation	11.3%
Tax Obligation/General	9.5%
Utilities	5.0%
U.S. Guaranteed	4.3%
Housing/Multifamily	4.1%
Long-Term Care	3.6%
Other	9.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

14	Nuveen Investments

NYV	Nuveen New York
Performance	Municipal Value
OVERVIEW	Fund 2
as of March 31, 2012

Fund Snapshot
Common Share Price	$15.30
Common Share Net Asset Value (NAV)	$15.79
Premium/(Discount) to NAV	-3.10%
Market Yield	4.39%
Taxable-Equivalent Yield1	6.53%
Net Assets Applicable to Common Shares ($000)	$37,056

Leverage
Regulatory Leverage	—%
Effective Leverage	5.12%

Average Annual Total Returns
(Inception 4/28/09)
	On Share Price	On NAV
6-Month (Cumulative)	10.77%	5.04%
1-Year	15.82%	13.84%
Since Inception	5.80%	8.35%

Portfolio Composition3,4
(as a % of total investments)
Tax Obligation/Limited	29.8%
Health Care	22.5%
Housing/Multifamily	13.1%
Transportation	10.8%
Education and Civic Organizations	10.0%
Tax Obligation/General	7.2%
Consumer Staples	4.0%
Water and Sewer	2.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.
4	Excluding investments in derivatives.
5	Rounds to less than 1%.

Nuveen Investments	15

NNP	Nuveen New York
Performance	Performance Plus
OVERVIEW	Municipal Fund, Inc.
as of March 31, 2012

Fund Snapshot
Common Share Price	$15.51
Common Share Net Asset Value (NAV)	$16.23
Premium/(Discount) to NAV	-4.44%
Market Yield	5.69%
Taxable-Equivalent Yield1	8.47%
Net Assets Applicable to Common Shares ($000)	$244,164

Leverage
Regulatory Leverage	26.71%
Effective Leverage	35.18%

Average Annual Total Returns
(Inception 11/15/89)
	On Share Price	On NAV
6-Month (Cumulative)	6.87%	5.17%
1-Year	15.55%	16.83%
5-Year	5.71%	6.26%
10-Year	7.13%	6.89%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	24.6%
Education and Civic Organizations	13.3%
Health Care	11.2%
Transportation	9.3%
U.S. Guaranteed	8.1%
Water and Sewer	8.0%
Tax Obligation/General	7.7%
Utilities	5.9%
Housing/Multifamily	4.0%
Housing/Single Family	2.8%
Other	5.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

16	Nuveen Investments

NAN	Nuveen New York
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of March 31, 2012

Fund Snapshot
Common Share Price	$14.43
Common Share Net Asset Value (NAV)	$15.45
Premium/(Discount) to NAV	-6.60%
Market Yield	5.45%
Taxable-Equivalent Yield1	8.11%
Net Assets Applicable to Common Shares ($000)	$143,171

Leverage
Regulatory Leverage	27.88%
Effective Leverage	35.29%

Average Annual Total Returns
(Inception 5/26/99)
	On Share Price	On NAV
6-Month (Cumulative)	8.30%	5.65%
1-Year	19.08%	17.45%
5-Year	4.88%	6.01%
10-Year	6.90%	6.85%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	25.1%
Health Care	13.9%
Education and Civic Organizations	13.1%
Transportation	12.8%
Tax Obligation/General	8.2%
Utilities	4.6%
Housing/Multifamily	4.5%
Water and Sewer	4.2%
Long-Term Care	3.5%
Other	10.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.
4	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0059 per share.

Nuveen Investments	17

NXK	Nuveen New York
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of March 31, 2012

Fund Snapshot
Common Share Price	$14.50
Common Share Net Asset Value (NAV)	$15.38
Premium/(Discount) to NAV	-5.72%
Market Yield	5.50%
Taxable-Equivalent Yield1	8.18%
Net Assets Applicable to Common Shares ($000)	$99,769

Leverage
Regulatory Leverage	27.52%
Effective Leverage	34.14%

Average Annual Total Returns
(Inception 3/27/01)
	On Share Price	On NAV
6-Month (Cumulative)	9.62%	5.68%
1-Year	20.10%	17.08%
5-Year	4.88%	6.14%
10-Year	7.44%	7.10%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	27.3%
Transportation	15.8%
Education and Civic Organizations	14.2%
Tax Obligation/General	9.0%
Health Care	8.4%
Utilities	5.8%
Water and Sewer	4.3%
Long-Term Care	3.7%
U.S. Guaranteed	2.6%
Other	8.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

18	Nuveen Investments

NNY	Shareholder Meeting Report
NYV
NNP
The annual meeting of shareholders was held in the offices of Nuveen Investments on March 30, 2012; at this meeting the shareholders were asked to vote on the election of Board Members, the elimination of Fundamental Investment Policies and the approval of new Fundamental Investment Policies. The meeting for NNY, NNP, NAN and NXK was subsequently adjourned to May 8, 2012.

	NNY	NYV	NNP
			Common and
			Preferred	Preferred
			shares voting	shares voting
			together	together
	Common shares	Common shares	as a class	as a class
To approve the elimination of the fundamental policies relating to the Fund’s ability to make loans.
For	4,651,829	—	5,274,455	890
Against	325,605	—	325,403	—
Abstain	155,675	—	233,101	—
Broker Non-Votes	3,540,671	—	3,117,887	—
Total	8,673,780	—	8,950,846	890
To approve the new fundamental policy relating to the Fund’s ability to make loans.
For	4,603,604	—	5,253,820	890
Against	359,888	—	339,322	—
Abstain	169,617	—	239,817	—
Broker Non-Votes	3,540,671	—	3,117,887	—
Total	8,673,780	—	8,950,846	890
Approval of the Board Members was reached as follows:
John P. Amboian
For	—	—	8,661,186	—
Withhold	—	—	289,660	—
Total	—	—	8,950,846	—
Robert P. Bremner
For	8,394,552	1,891,836	8,653,544	—
Withhold	279,228	98,108	297,302	—
Total	8,673,780	1,989,944	8,950,846	—
Jack B. Evans
For	8,420,243	1,929,904	8,656,502	—
Withhold	253,537	60,040	294,344	—
Total	8,673,780	1,989,944	8,950,846	—
William C. Hunter
For	—	—	—	890
Withhold	—	—	—	—
Total	—	—	—	890
David J. Kundert
For	—	—	8,651,598	—
Withhold	—	—	299,248	—
Total	—	—	8,950,846	—
William J. Schneider
For	8,398,366	1,929,904	—	890
Withhold	275,414	60,040	—	—
Total	8,673,780	1,989,944	—	890
Judith M. Stockdale
For	—	—	8,655,959	—
Withhold	—	—	294,887	—
Total	—	—	8,950,846	—
Carole E. Stone
For	—	—	8,660,905	—
Withhold	—	—	289,941	—
Total	—	—	8,950,846	—
Virginia L. Stringer
For	—	—	8,661,555	—
Withhold	—	—	289,291	—
Total	—	—	8,950,846	—
Terence J. Toth
For	—	—	8,661,448	—
Withhold	—	—	289,398	—
Total	—	—	8,950,846	—

Nuveen Investments	19

NAN	Shareholder Meeting Report (continued)
NXK

	NAN		NXK
	Common and		Common and
	Preferred	Preferred	Preferred	Preferred
	shares voting	shares voting	shares voting	shares voting
	together	together	together	together
	as a class	as a class	as a class	as a class
To approve the elimination of the fundamental policies relating to the Fund’s ability to make loans.
For	4,044,004	1,327,676	3,529,272	1,497,524
Against	276,301	101,350	200,518	16,135
Abstain	149,122	21,500	93,081	15,200
Broker Non-Votes	3,598,517	1,153,723	2,272,603	527,645
Total	8,067,944	2,604,249	6,095,474	2,056,504
To approve the new fundamental policy relating to the Fund’s ability to make loans.
For	4,036,212	1,321,726	3,521,254	1,496,024
Against	299,723	102,350	207,124	16,135
Abstain	133,492	26,450	94,493	16,700
Broker Non-Votes	3,598,517	1,153,723	2,272,603	527,645
Total	8,067,944	2,604,249	6,095,474	2,056,504
Approval of the Board Members was reached as follows:
John P. Amboian
For	—	—	—	—
Withhold	—	—	—	—
Total	—	—	—	—
Robert P. Bremner
For	7,812,477	—	5,966,789	—
Withhold	255,467	—	128,685	—
Total	8,067,944	—	6,095,474	—
Jack B. Evans
For	7,815,253	—	5,966,789	—
Withhold	252,691	—	128,685	—
Total	8,067,944	—	6,095,474	—
William C. Hunter
For	—	2,520,399	—	2,046,004
Withhold	—	83,850	—	10,500
Total	—	2,604,249	—	2,056,504
David J. Kundert
For	—	—	—	—
Withhold	—	—	—	—
Total	—	—	—	—
William J. Schneider
For	—	2,516,899	—	2,046,004
Withhold	—	87,350	—	10,500
Total	—	2,604,249	—	2,056,504
Judith M. Stockdale
For	—	—	—	—
Withhold	—	—	—	—
Total	—	—	—	—
Carole E. Stone
For	—	—	—	—
Withhold	—	—	—	—
Total	—	—	—	—
Virginia L. Stringer
For	—	—	—	—
Withhold	—	—	—	—
Total	—	—	—	—
Terence J. Toth
For	—	—	—	—
Withhold	—	—	—	—
Total	—	—	—	—

20	Nuveen Investments

Nuveen New York Municipal Value Fund, Inc.
NNY	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 1.3% (1.3% of Total Investments)
$275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB–	$275,407
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	BB	1,736,631
2,225	Total Consumer Discretionary			2,012,038
	Consumer Staples – 2.1% (2.2% of Total Investments)
175	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/12 at 100.00	A3	164,976
1,500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/13 at 100.00	A1	1,485,375
370	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB+	366,060
120	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/12 at 100.00	A3	114,593
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
845	4.750%, 6/01/22	6/16 at 100.00	BBB+	841,578
345	5.000%, 6/01/26	6/16 at 100.00	BBB–	322,986
3,355	Total Consumer Staples			3,295,568
	Education and Civic Organizations – 15.5% (15.7% of Total Investments)
275	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	282,840
415	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	BBB–	368,964
1,350	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40	No Opt. Call	BBB–	1,489,725
750	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue Bonds (Enterprise Charter School Project), Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	BBB	840,713
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	91,090
1,175	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	1,167,762
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	BBB	1,083,290
800	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College, Series 2001, 5.250%, 7/01/20 – RAAI Insured	7/12 at 101.00	N/R	816,472
505	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	549,884
525	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	572,056
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Baa1	303,047
2,170	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Refunding, Series 2007-A1, 5.000%, 8/01/46	8/17 at 100.00	Baa1	2,212,076
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	274,238
880	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB+	956,718
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2011:
1,000	6.000%, 6/01/30	6/21 at 100.00	BBB+	1,089,640
1,000	6.000%, 6/01/34	6/21 at 100.00	BBB+	1,082,690
3,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2011B, 5.000%, 7/01/41	7/21 at 100.00	Aa3	3,231,120
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis College, Series 2004, 5.000%, 10/01/34	10/14 at 100.00	A–	251,809

Nuveen Investments	21

Nuveen New York Municipal Value Fund, Inc. (continued)
NNY	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2002, 5.250%, 8/01/21	6/12 at 100.00	A–	$1,101,870
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,500	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,435,920
1,175	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,064,057
1,610	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,542,783
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	175,440
1,345	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011, 5.375%, 7/01/41 – AGM Insured	1/21 at 100.00	Aa3	1,480,872
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	320,265
22,925	Total Education and Civic Organizations			23,785,341
	Financials – 1.2% (1.3% of Total Investments)
400	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A1	435,596
1,305	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A1	1,472,849
1,705	Total Financials			1,908,445
	Health Care – 11.7% (11.9% of Total Investments)
990	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008D, 5.750%, 11/15/27	11/17 at 100.00	BBB+	1,078,783
1,005	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	BBB	1,091,038
995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York Hospital Medical Center of Queens, Series 2007, 4.650%, 8/15/27	2/17 at 100.00	N/R	1,028,114
700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	BBB	773,899
1,825	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	1,906,486
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.000%, 7/01/26	7/20 at 100.00	A2	375,263
380	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.250%, 12/01/37	12/18 at 100.00	Ba1	397,529
2,350	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006-1, 5.000%, 7/01/35	7/16 at 100.00	Aa2	2,470,485
1,495	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	1,619,818
2,100	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40	7/20 at 100.00	A3	2,349,522
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23	7/13 at 100.00	Baa1	509,655
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32	7/13 at 100.00	Baa1	506,380
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30	6/12 at 100.00	BB	287,431
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
280	5.250%, 2/01/27	No Opt. Call	BBB–	280,039
260	5.500%, 2/01/32	No Opt. Call	BBB–	261,677
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
1,175	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,214,233
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,038,580

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$295	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A–	$320,105
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/12 at 100.00	B	500,675
16,990	Total Health Care			18,009,712
	Housing/Multifamily – 4.1% (4.1% of Total Investments)
345	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	10/12 at 100.00	AA+	345,883
1,690	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A, 5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AA–	1,786,938
20	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001A, 5.600%, 11/01/42	5/12 at 100.00	AA	20,018
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2009C-1, 5.500%, 11/01/34	5/19 at 100.00	AA	1,065,990
1,250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2009M, 5.150%, 11/01/45	5/19 at 100.00	AA	1,298,788
440	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001E, 5.600%, 8/15/20 (Alternative Minimum Tax)	8/12 at 100.00	Aa1	440,669
1,275	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.375%, 8/20/21	8/12 at 101.00	Aaa	1,303,407
6,020	Total Housing/Multifamily			6,261,693
	Housing/Single Family – 1.4% (1.4% of Total Investments)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	957,809
370	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	381,862
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	Aaa	854,700
2,160	Total Housing/Single Family			2,194,371
	Long-Term Care – 3.5% (3.6% of Total Investments)
705	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Eger Healthcare Center of Staten Island, Series 1998, 5.100%, 2/01/28	8/12 at 100.00	AAA	705,776
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing Home Corporation, Series 1996, 6.125%, 2/01/36	8/12 at 100.00	AAA	2,003,500
435	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	468,956
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	230,804
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005, 5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	103,064
180	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	7/12 at 100.00	N/R	180,992
470	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16	7/12 at 100.50	N/R	473,788
820	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.500%, 7/01/18	7/16 at 101.00	N/R	782,731
235	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23	7/16 at 101.00	N/R	220,578
225	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23	7/16 at 101.00	N/R	211,192
5,475	Total Long-Term Care			5,381,381
	Materials – 0.2% (0.2% of Total Investments)
240	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds, International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)	12/13 at 100.00	BBB	244,826

Nuveen Investments	23

Nuveen New York Municipal Value Fund, Inc. (continued)
NNY	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 9.4% (9.5% of Total Investments)
$4,760	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	$5,483,615
2,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	2,314,300
20	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	22,083
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 – AGM Insured	11/14 at 100.00	AA	1,104,970
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	2,266,240
2,795	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	3,175,791
12,575	Total Tax Obligation/General			14,366,999
	Tax Obligation/Limited – 24.6% (25.0% of Total Investments)
1,000	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,071,600
395	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 – CIFG Insured	7/15 at 100.00	AA–	444,328
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1993A:
1,000	5.750%, 7/01/18	No Opt. Call	AA–	1,154,190
1,400	6.000%, 7/01/20	No Opt. Call	AA–	1,743,308
275	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	306,551
350	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured	5/14 at 100.00	AA–	380,170
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA	2,048,380
1,000	5.000%, 11/15/30	11/12 at 100.00	AA	1,023,620
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B, 5.000%, 11/15/34	11/19 at 100.00	AA	1,640,445
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA–	1,009,830
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	557,278
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
740	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	809,501
550	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	600,787
1,890	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	2,062,122
1,200	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	1,302,132
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S5, 5.250%, 1/15/39	1/19 at 100.00	AA–	1,633,245
385	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 – FGIC Insured	2/13 at 100.00	AAA	398,471
1,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	1,706,348
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	1,069,960
2,100	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	2,380,224
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	910,955
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,133,830
1,175	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	1,301,242

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB)	No Opt. Call	AA	$3,076,686
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
1,800	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,895,958
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,105,900
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	1,056,460
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.875%, 1/01/21	No Opt. Call	AA–	749,718
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2011A, 5.000%, 3/15/29	No Opt. Call	AAA	2,290,680
34,240	Total Tax Obligation/Limited			37,863,919
	Transportation – 11.2% (11.3% of Total Investments)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B, 5.000%, 11/15/33	11/17 at 100.00	A	2,653,800
500	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	514,865
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46	10/17 at 102.00	N/R	757,515
1,100	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/12 at 100.00	BB–	946,979
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/12 at 101.00	N/R	1,000,100
700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	734,090
1,000	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006, 5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B–	880,900
660	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	700,075
165	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	178,489
400	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured	7/15 at 100.00	AA–	440,452
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/12 at 100.00	BBB	507,400
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,067,370
435	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	461,052
325	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.142%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2	427,336
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
225	6.500%, 12/01/28	12/15 at 100.00	BBB–	242,849
1,160	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,301,822
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series 2002B, 5.000%, 11/15/21	11/12 at 100.00	Aa2	2,567,675
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	983,564
800	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	823,056
17,250	Total Transportation			17,189,389

Nuveen Investments	25

Nuveen New York Municipal Value Fund, Inc. (continued)
NNY	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 4.3% (4.3% of Total Investments) (4)
$1,955	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue, Series 1986, 7.375%, 7/01/16 (ETM)	No Opt. Call	Aaa	$2,265,610
25	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities, Series 1991A, 9.500%, 4/15/14 – FGIC Insured (ETM)	10/12 at 102.33	Baa1 (4)	27,716
960	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)	5/12 at 100.00	N/R (4)	1,002,768
455	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31 (Pre-refunded 7/01/12)	7/12 at 100.00	N/R (4)	462,053
225	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32 (Pre-refunded 7/01/12)	7/12 at 101.00	N/R (4)	230,573
740	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2003A, 5.375%, 6/15/19 (Pre-refunded 6/15/12)	6/12 at 100.00	AAA	748,029
945	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aaa	982,885
730	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16 (Pre-refunded 8/15/14)	8/14 at 100.00	Aa2 (4)	813,512
6,035	Total U.S. Guaranteed			6,533,146
	Utilities – 5.0% (5.0% of Total Investments)
1,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	1,066,760
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	1,637,040
1,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	1,624,035
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A	259,063
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A	426,908
1,000	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/13 at 100.00	A–	1,016,640
500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)	5/12 at 101.00	Baa2	505,605
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put 11/15/14) (Alternative Minimum Tax)	5/12 at 100.00	Baa2	252,793
25	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	28,585
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
270	5.300%, 1/01/13 (Alternative Minimum Tax)	7/12 at 100.00	N/R	269,988
575	5.500%, 1/01/23 (Alternative Minimum Tax)	7/12 at 100.00	N/R	561,146
7,270	Total Utilities			7,648,563

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 3.1% (3.2% of Total Investments)
$4,440	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	$4,821,973
$142,905	Total Investments (cost $143,183,926) – 98.6%			151,517,364
	Floating Rate Obligations – (2.1)%			(3,255,000)
	Other Assets Less Liabilities – 3.5%			5,455,025
	Net Assets Applicable to Common Shares – 100%			$153,717,389

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

Nuveen Investments	27

Nuveen New York Municipal Value Fund 2
NYV	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.0% (4.0% of Total Investments)
$1,350	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	$1,467,585
	Education and Civic Organizations – 10.0% (10.0% of Total Investments)
1,200	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	BBB–	1,066,884
380	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue Bonds (Enterprise Charter School Project), Series 2011A, 6.000%, 12/01/19	No Opt. Call	BBB	416,856
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	Aa2	1,071,100
4,895	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 0.000%, 3/01/40 – AGC Insured	No Opt. Call	AA–	1,134,123
7,475	Total Education and Civic Organizations			3,688,963
	Health Care – 22.4% (22.5% of Total Investments)
290	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.000%, 11/15/25	11/20 at 100.00	BBB+	327,001
500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	522,325
50	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.000%, 7/01/26	7/20 at 100.00	A2	53,609
1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/27 – RAAI Insured	7/12 at 100.00	A3	1,000,740
85	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.250%, 12/01/37	12/18 at 100.00	Ba1	88,921
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2006B, 5.000%, 11/01/34	11/16 at 100.00	A3	1,563,825
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2009A, 5.500%, 5/01/37	5/19 at 100.00	A–	1,661,475
1,010	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37	7/17 at 100.00	A3	1,081,316
700	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.000%, 8/01/24	8/16 at 100.00	Baa2	715,463
725	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	776,432
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/32	2/14 at 100.00	A+	522,300
7,860	Total Health Care			8,313,407
	Housing/Multifamily – 13.1% (13.1% of Total Investments)
1,500	New York City Housing Development Corporation, New York, FNMA Backed Progress of Peoples Development Multifamily Rental Housing Revenue Bonds, Series 2005B, 4.950%, 5/15/36 (Alternative Minimum Tax)	11/15 at 100.00	AA+	1,529,055
1,800	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004-H2, 5.125%, 11/01/34 (Alternative Minimum Tax)	11/14 at 100.00	AA	1,825,884
1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009A, 5.250%, 11/01/41	5/19 at 100.00	Aa2	1,038,270
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B, 4.500%, 11/01/29	5/19 at 100.00	Aa2	464,031
4,750	Total Housing/Multifamily			4,857,240

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 7.2% (7.2% of Total Investments)
$1,500	New York City, New York, General Obligation Bonds, Fiscal 2009 Series J1, 5.000%, 5/15/36	No Opt. Call	AA	$1,639,260
500	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	578,575
400	Yonkers, New York, General Obligation Bonds, Series 2011A, 5.000%,	10/21 at 100.00	AA–	434,328
	10/01/24 – AGM Insured
2,400	Total Tax Obligation/General			2,652,163
	Tax Obligation/Limited – 29.7% (29.8% of Total Investments)
1,200	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Education Series 2009A, 5.000%, 3/15/38	3/19 at 100.00	AAA	1,300,656
1,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	1,260,948
1,710	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,750,356
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
1,000	5.000%, 10/15/26 – AGM Insured	10/14 at 100.00	AAA	1,091,550
1,000	5.000%, 10/15/32 – AGM Insured	10/14 at 100.00	AAA	1,091,070
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S5, 5.250%, 1/15/39	1/19 at 100.00	AA–	1,633,245
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 09-6W, 13.648%, 3/15/37 (IF) (4)	3/17 at 100.00	AAA	1,203,930
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	1,689,525
10,110	Total Tax Obligation/Limited			11,021,280
	Transportation – 10.7% (10.8% of Total Investments)
	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
500	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	499,485
500	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	500,315
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	N/R	1,010,240
155	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	164,412
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
180	6.500%, 12/01/28	12/15 at 100.00	BBB–	194,279
140	6.000%, 12/01/36	12/20 at 100.00	BBB–	157,116
1,325	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2008A, 5.000%, 11/15/33	5/18 at 100.00	Aa2	1,457,818
4,800	Total Transportation			3,983,665
	Water and Sewer – 2.6% (2.6% of Total Investments)
900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	977,427
$39,645	Total Investments (cost $32,887,942) – 99.7%			36,961,730
	Other Assets Less Liabilities – 0.3% (5)			94,248
	Net Assets Applicable to Common Shares – 100%			$37,055,978

Nuveen Investments	29

Nuveen New York Municipal Value Fund 2 (continued)
NYV	Portfolio of Investments
March 31, 2012 (Unaudited)

Investments in Derivatives at March 31, 2012
Forward Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate		Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	Fixed Rate	Frequency	Date (6)	Date	(Depreciation)
Barclays Bank PLC	$2,750,000	Receive	3-Month USD-LIBOR	3.190%	Semi-Annually	4/30/14	4/30/34	$ —

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.
(6)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.

 See accompanying notes to financial statements.

30	Nuveen Investments

Nuveen New York Performance Plus Municipal Fund, Inc.
NNP	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
$685	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB–	$686,014
	Consumer Staples – 1.9% (1.3% of Total Investments)
360	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/12 at 100.00	A3	339,379
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/13 at 100.00	A1	990,250
300	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/12 at 100.00	A3	286,482
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,235	4.750%, 6/01/22	6/16 at 100.00	BBB+	2,225,948
930	5.000%, 6/01/26	6/16 at 100.00	BBB–	870,657
4,825	Total Consumer Staples			4,712,716
	Education and Civic Organizations – 19.3% (13.3% of Total Investments)
655	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	673,674
925	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	BBB–	822,390
1,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43	No Opt. Call	BBB–	1,106,770
1,630	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue Bonds (Enterprise Charter School Project), Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	BBB	1,827,149
1,285	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 1998B, 5.000%, 9/15/13	9/12 at 100.00	BBB–	1,287,454
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	91,090
2,815	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	2,797,660
2,120	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/20 – AMBAC Insured	No Opt. Call	AA–	2,645,272
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured	No Opt. Call	BBB	1,093,670
1,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	1,322,989
2,100	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.250%, 7/01/29	7/19 at 100.00	Baa2	2,164,281
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	953,426
5,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	5,435,500
640	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Baa1	692,678
925	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Project, Series 2007-A2, 4.500%, 8/01/36	8/17 at 100.00	Baa1	917,508
3,880	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Refunding, Series 2007-A1, 5.000%, 8/01/46	8/17 at 100.00	Baa1	3,955,233
635	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	657,136
1,885	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB+	2,049,334
1,260	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University Project, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA–	1,390,120

Nuveen Investments	31

Nuveen New York Performance Plus Municipal Fund, Inc. (continued)
NNP	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John Fisher College, Series 1999:
$1,000	5.375%, 6/01/17 – RAAI Insured	6/12 at 100.00	N/R	$1,004,160
2,365	5.375%, 6/01/24 – RAAI Insured	6/12 at 100.00	N/R	2,369,021
580	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis College, Series 2004, 5.000%, 10/01/34	10/14 at 100.00	A–	596,118
850	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2002, 5.250%, 8/01/21	6/12 at 100.00	A–	851,445
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
2,000	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,914,560
2,300	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	2,082,834
3,855	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	3,694,054
420	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	433,440
1,425	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	1,521,259
660	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41	6/19 at 100.00	BBB+	728,765
45,390	Total Education and Civic Organizations			47,078,990
	Financials – 1.3% (0.8% of Total Investments)
1,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A1	1,088,990
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A1	1,963,799
2,740	Total Financials			3,052,789
	Health Care – 16.3% (11.2% of Total Investments)
1,000	Dormitory Authority of the State of New York , Revenue Bonds, NYU Hospitals Center, Refunding Series 2007A, 5.000%, 7/01/36	7/17 at 100.00	A3	1,037,060
1,235	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	BBB	1,340,728
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	BBB	1,879,469
8,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	8,879,525
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.000%, 7/01/26	7/20 at 100.00	A2	375,263
805	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.250%, 12/01/37	12/18 at 100.00	Ba1	842,135
5,590	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006, 5.000%, 7/01/35 (UB)	7/16 at 100.00	Aa2	5,876,599
2,735	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	2,963,345
1,800	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	A3	1,872,000
3,750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40	7/20 at 100.00	A3	4,195,575
1,250	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23	7/13 at 100.00	Baa1	1,274,138
900	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32	7/13 at 100.00	Baa1	911,484

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$500	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System Inc, Series 2010A, 5.750%, 7/01/30	7/20 at 100.00	A–	$551,895
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
710	5.250%, 2/01/27	No Opt. Call	BBB–	710,099
625	5.500%, 2/01/32	No Opt. Call	BBB–	629,031
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
1,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,033,390
1,250	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,298,225
2,730	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A–	2,962,323
1,100	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/12 at 100.00	B	1,101,485
37,530	Total Health Care			39,733,769
	Housing/Multifamily – 5.8% (4.0% of Total Investments)
4,530	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A, 5.000%, 7/01/25 – FGIC Insured (UB)	7/15 at 100.00	AA–	4,789,841
40	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001A, 5.600%, 11/01/42	5/12 at 100.00	AA	40,036
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	920,765
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	455,756
1,500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	1,536,510
345	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010-D1A, 5.000%, 11/01/42	5/20 at 100.00	AA	361,574
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,064,720
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2010A, 5.000%, 11/01/42	5/20 at 100.00	Aa2	2,071,200
690	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	705,808
1,100	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)	8/12 at 100.00	Aa1	1,101,793
13,565	Total Housing/Multifamily			14,048,003
	Housing/Single Family – 4.0% (2.8% of Total Investments)
2,295	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	2,313,865
835	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 145, 5.125%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	Aa1	853,454
880	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	908,213
180	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative Minimum Tax)	10/12 at 100.00	Aa1	180,153
3,875	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 97, 5.500%, 4/01/31 (Alternative Minimum Tax)	6/12 at 100.00	Aa1	3,877,441
1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	Aaa	1,689,050
9,725	Total Housing/Single Family			9,822,176

Nuveen Investments	33

Nuveen New York Performance Plus Municipal Fund, Inc. (continued)
NNP	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 3.9% (2.7% of Total Investments)
$1,070	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	$1,153,524
645	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	551,365
1,375	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home Association, Series 2000B, 6.375%, 7/01/29 – ACA Insured	7/12 at 100.00	BBB	1,378,616
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	41,313
425	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	324,462
1,615	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	1,459,120
455	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	7/12 at 100.00	N/R	457,507
1,190	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16	7/12 at 100.50	N/R	1,199,591
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
1,965	5.500%, 7/01/18	7/16 at 101.00	N/R	1,875,691
755	5.800%, 7/01/23	7/16 at 101.00	N/R	708,666
340	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23	7/16 at 101.00	N/R	319,134
9,885	Total Long-Term Care			9,468,989
	Materials – 0.2% (0.1% of Total Investments)
575	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds, International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)	12/13 at 100.00	BBB	586,563
	Tax Obligation/General – 11.2% (7.7% of Total Investments)
10,000	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1, 5.125%, 12/01/26 (UB)	12/17 at 100.00	AA	11,505,300
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	447,700
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	3,399,360
6,400	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	7,239,616
1,800	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	1,987,506
2,500	New York City, New York, General Obligation Bonds, Series 2004E, 5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	2,762,425
24,100	Total Tax Obligation/General			27,341,907
	Tax Obligation/Limited – 35.8% (24.6% of Total Investments)
2,400	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	2,556,480
520	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993B, 6.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–	547,383
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,105,110
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993A, 5.875%, 5/15/17 – FGIC Insured	No Opt. Call	AA–	2,923,475
690	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	769,164
2,700	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	No Opt. Call	A	3,025,296
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	511,800
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
5,000	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA	5,120,950
2,500	5.000%, 11/15/30	11/12 at 100.00	AA	2,559,050

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
$2,175	5.750%, 7/01/18	No Opt. Call	AA–	$2,671,466
2,000	5.125%, 1/01/29	7/12 at 100.00	AA–	2,019,660
1,300	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	1,311,934
1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	1,671,835
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
2,670	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,920,766
2,125	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,321,223
2,475	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	2,700,398
3,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	3,363,841
770	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 – FGIC Insured	2/13 at 100.00	AAA	796,942
3,640	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	4,059,546
2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender Option Bond Trust 3545, 13.692%, 5/01/32 (IF)	5/19 at 100.00	AAA	3,036,672
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.500%, 11/01/35	11/20 at 100.00	AAA	2,929,650
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%, 4/01/41	4/21 at 100.00	AA–	1,151,210
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	1,069,960
5,000	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	5,667,200
2,030	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	2,201,474
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,133,830
2,800	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	3,100,832
5,600	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB)	No Opt. Call	AA	7,032,424
1,600	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A, 5.000%, 3/15/29	9/20 at 100.00	AAA	1,850,800
6,700	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	7,057,177
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	3,169,380
1,300	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	1,407,848
1,950	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	2,092,760
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/45 – NPFG Insured	No Opt. Call	Aa2	1,529,800
87,625	Total Tax Obligation/Limited			87,387,336
	Transportation – 13.5% (9.3% of Total Investments)
340	Albany Parking Authority, New York, Revenue Bonds, Series 2001B, 5.250%, 10/15/12	4/12 at 101.00	BBB+	344,151
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 – FGIC Insured	No Opt. Call	A	1,710,180
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.000%, 11/15/34	11/20 at 100.00	A	2,151,380

Nuveen Investments	35

Nuveen New York Performance Plus Municipal Fund, Inc. (continued)
NNP	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46	10/17 at 102.00	N/R	$1,010,020
1,900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/12 at 100.00	BB–	1,635,691
1,550	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	1,625,485
1,420	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	1,506,222
215	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	232,576
1,100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA–	1,211,243
1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/12 at 100.00	BBB	1,014,800
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
2,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	2,454,951
1,080	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,144,681
770	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.142%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2	1,012,458
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth Series 2011, 5.000%, 1/15/41	No Opt. Call	Aa2	1,098,720
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
520	6.500%, 12/01/28	12/15 at 100.00	BBB–	561,252
2,500	6.000%, 12/01/36	12/20 at 100.00	BBB–	2,805,650
2,040	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (4)	6/12 at 100.00	N/R	982,076
5,750	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series 2002B, 5.000%, 11/15/21	11/12 at 100.00	Aa2	5,905,653
2,400	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	2,469,168
1,750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.143%, 5/15/16 (IF)	No Opt. Call	Aa2	2,126,600
33,135	Total Transportation			33,002,957
	U.S. Guaranteed – 11.7% (8.1% of Total Investments) (5)
1,520	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)	2/13 at 102.00	Aaa	1,613,115
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2002B, 5.375%, 7/01/19 (Pre-refunded 7/01/12)	7/12 at 100.00	AAA	1,013,160
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A, 4.500%, 4/01/18 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (5)	5,678,650
685	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31 (Pre-refunded 7/01/12)	7/12 at 100.00	N/R (5)	695,618
685	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32 (Pre-refunded 7/01/12)	7/12 at 101.00	N/R (5)	701,967
2,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2003A, 5.375%, 6/15/19 (Pre-refunded 6/15/12)	6/12 at 100.00	AAA	2,249,141
1,895	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aaa	1,970,971
2,950	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2003B, 5.000%, 3/15/22 (Pre-refunded 3/15/13)	3/13 at 100.00	AA+ (5)	3,084,137
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B, 5.000%, 1/01/20 (ETM)	No Opt. Call	AA+ (5)	1,952,720
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30 (Pre-refunded 1/01/22)	1/22 at 100.00	AA+ (5)	9,734,100
25,060	Total U.S. Guaranteed			28,693,579

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 8.5% (5.9% of Total Investments)
$2,200	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	$2,346,872
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,100	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	3,383,216
3,100	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	3,356,339
2,380	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A	2,540,103
2,300	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/13 at 100.00	A–	2,338,272
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)	5/12 at 101.00	Baa2	2,021,080
820	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	937,580
4,000	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/12 at 100.00	N/R	3,903,640
19,900	Total Utilities			20,827,102
	Water and Sewer – 11.6% (8.0% of Total Investments)
1,995	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	1,985,584
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27	6/19 at 100.00	AA+	3,401,790
12,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	13,032,360
3,840	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing, Series 2010C, 5.000%, 10/15/35	4/20 at 100.00	AAA	4,244,890
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F:
1,345	5.250%, 11/15/19	11/12 at 100.00	AAA	1,386,426
4,060	5.250%, 11/15/20	11/12 at 100.00	AAA	4,185,046
26,240	Total Water and Sewer			28,236,096
$340,980	Total Investments (cost $333,521,412) – 145.3%			354,678,986
	Floating Rate Obligations – (14.2)%			(34,645,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (36.5)% (6)			(89,000,000)
	Other Assets Less Liabilities – 5.4%			13,130,194
	Net Assets Applicable to Common Shares – 100%			$244,164,180

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 25.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

Nuveen Investments	37

Nuveen New York Dividend Advantage Municipal Fund
NAN	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 2.8% (1.9% of Total Investments)
$950	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB–	$951,406
3,350	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	BB	2,983,443
4,300	Total Consumer Discretionary			3,934,849
	Consumer Staples – 3.0% (2.1% of Total Investments)
235	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/12 at 100.00	A3	221,539
745	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB+	737,066
170	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/12 at 100.00	A3	162,340
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
750	4.750%, 6/01/22	6/16 at 100.00	BBB+	746,963
2,625	5.000%, 6/01/26	6/16 at 100.00	BBB–	2,457,499
4,525	Total Consumer Staples			4,325,407
	Education and Civic Organizations – 18.9% (13.1% of Total Investments)
380	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	390,834
550	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	BBB–	488,989
1,725	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40	No Opt. Call	BBB–	1,903,538
965	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue Bonds (Enterprise Charter School Project), Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	BBB	1,081,717
120	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	121,453
1,635	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	1,624,928
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	1,059,170
705	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	767,660
700	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	762,741
680	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Baa1	735,971
1,630	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Project, Series 2007-A2, 4.500%, 8/01/36	8/17 at 100.00	Baa1	1,616,797
1,300	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Refunding, Series 2007-A1, 5.000%, 8/01/46	8/17 at 100.00	Baa1	1,325,207
370	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	382,898
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2009B, 5.250%, 2/01/39	2/19 at 100.00	A	269,680
1,085	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB+	1,179,590
3,070	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John Fisher College, Series 1999, 5.375%, 6/01/24 – RAAI Insured	6/12 at 100.00	N/R	3,075,219
330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis College, Series 2004, 5.000%, 10/01/34	10/14 at 100.00	A–	339,171

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,800	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2002, 5.250%, 8/01/21	6/12 at 100.00	A–	$1,803,060
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
160	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	154,173
1,000	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	957,280
1,630	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,476,095
2,240	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	2,146,480
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	1,079,690
1,500	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara University, Series 2001A, 5.350%, 11/01/23 – RAAI Insured	11/12 at 100.00	BBB+	1,513,035
245	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	252,840
535	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	571,139
26,605	Total Education and Civic Organizations			27,079,355
	Financials – 2.2% (1.5% of Total Investments)
1,100	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A1	1,197,889
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A1	1,963,799
2,840	Total Financials			3,161,688
	Health Care – 20.1% (13.9% of Total Investments)
1,370	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Memorial Hospital of William F. and Gertrude F. Jones Inc., Series 1999, 5.250%, 8/01/19 – NPFG Insured	8/12 at 100.00	BBB	1,372,809
625	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	BBB	678,506
3,600	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	3,760,740
200	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A2	214,434
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997:
1,760	5.500%, 7/01/17 – RAAI Insured	7/12 at 100.00	A3	1,763,274
2,000	5.500%, 7/01/27 – RAAI Insured	7/12 at 100.00	A3	2,001,480
1,000	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group Revenue Bonds, Series 2011A, 5.000%, 5/01/41	No Opt. Call	A–	1,055,620
3,160	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006, 5.000%, 7/01/35 (UB)	7/16 at 100.00	Aa2	3,322,013
1,325	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	1,435,624
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	A3	1,040,000
2,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37	7/17 at 100.00	A3	2,141,220
750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40	7/20 at 100.00	A3	839,115
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23	7/13 at 100.00	Baa1	509,655
600	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32	7/13 at 100.00	Baa1	607,656

Nuveen Investments	39

Nuveen New York Dividend Advantage Municipal Fund (continued)
NAN	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$420	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30	6/12 at 100.00	BB	$416,279
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
410	5.250%, 2/01/27	No Opt. Call	BBB–	410,057
360	5.500%, 2/01/32	No Opt. Call	BBB–	362,322
715	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35	2/21 at 100.00	Aa2	842,463
1,750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,817,515
470	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A–	509,997
2,675	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39	8/12 at 100.00	N/R	2,796,606
950	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/12 at 100.00	B	951,283
27,640	Total Health Care			28,848,668
	Housing/Multifamily – 6.6% (4.5% of Total Investments)
400	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40	5/20 at 100.00	AA–	409,196
2,585	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A, 5.000%, 7/01/25 – FGIC Insured (UB)	7/15 at 100.00	AA–	2,733,276
750	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	768,255
4,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2009J, 4.800%, 5/01/36	5/19 at 100.00	AA	4,140,680
290	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010-D1A, 5.000%, 11/01/42	5/20 at 100.00	AA	303,932
600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B, 4.500%, 11/01/29	5/19 at 100.00	Aa2	618,708
405	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	414,279
9,030	Total Housing/Multifamily			9,388,326
	Housing/Single Family – 3.5% (2.4% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)	No Opt. Call	N/R	748,181
1,350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	1,361,097
485	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 145, 5.125%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	Aa1	495,719
510	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	526,351
1,045	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative Minimum Tax)	10/12 at 100.00	Aa1	1,045,888
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	Aaa	854,700
4,875	Total Housing/Single Family			5,031,936
	Long-Term Care – 5.1% (3.5% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Gurwin Jewish Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41	2/15 at 100.00	AA	2,053,200
585	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	630,665

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$375	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	$320,561
250	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005, 5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	190,860
960	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	867,341
225	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	7/12 at 100.00	N/R	226,240
660	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16	7/12 at 100.50	N/R	665,320
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
1,140	5.500%, 7/01/18	7/16 at 101.00	N/R	1,088,187
635	5.800%, 7/01/23	7/16 at 101.00	N/R	596,030
680	Yonkers Industrial Development Agency, New York, FHA-Insured Mortgage Revenue Bonds, Michael Malotz Skilled Nursing Pavilion, Series 1999, 5.450%, 2/01/29 – NPFG Insured	8/12 at 100.00	BBB	681,061
7,510	Total Long-Term Care			7,319,465
	Materials – 0.2% (0.2% of Total Investments)
330	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds, International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)	12/13 at 100.00	BBB	336,636
	Tax Obligation/General – 11.8% (8.2% of Total Investments)
6,590	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1, 5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	7,591,812
2,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	2,314,300
3,700	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	4,204,088
1,000	New York City, New York, General Obligation Bonds, 2004C-1, 5.250%, 8/15/16 (UB) Rochester, New York, General Obligation Bonds, Series 1999:	8/14 at 100.00	AA	1,104,170
720	5.250%, 10/01/18 – NPFG Insured	No Opt. Call	Aa3	869,825
720	5.250%, 10/01/19 – NPFG Insured	No Opt. Call	Aa3	878,522
14,730	Total Tax Obligation/General			16,962,717
	Tax Obligation/Limited – 36.3% (25.1% of Total Investments)
1,000	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,071,600
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 – CIFG Insured	7/15 at 100.00	AA–	663,679
1,850	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds, Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured	8/12 at 100.00	AA–	1,857,049
185	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	206,225
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA	2,048,380
2,000	5.000%, 11/15/30	11/12 at 100.00	AA	2,047,240
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA–	1,009,830
1,130	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	1,124,508
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
1,100	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	1,203,312
810	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	884,795
2,375	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	2,591,291
2,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	2,278,731

Nuveen Investments	41

Nuveen New York Dividend Advantage Municipal Fund (continued)
NAN	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$485	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 – FGIC Insured	2/13 at 100.00	AAA	$501,970
2,115	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	2,358,775
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C:
2,500	5.500%, 11/01/35	11/20 at 100.00	AAA	2,929,650
2,000	5.000%, 11/01/39	11/20 at 100.00	AAA	2,192,020
4,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%, 4/01/41	4/21 at 100.00	AA–	4,604,840
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	1,069,960
2,920	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	3,326,668
1,190	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	1,290,519
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,133,830
1,625	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	1,799,590
3,400	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB)	No Opt. Call	AA	4,269,686
510	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A, 5.000%, 3/15/29	9/20 at 100.00	AAA	589,943
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
4,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	4,213,240
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,105,900
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	1,056,460
1,330	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 09-6W, 13.648%, 3/15/37 (IF) (4)	3/17 at 100.00	AAA	1,601,227
47,215	Total Tax Obligation/Limited			52,030,918
	Transportation – 18.5% (12.8% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/25 – AGM Insured	11/13 at 100.00	AA–	2,115,740
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B, 5.000%, 11/15/33	11/17 at 100.00	A	3,184,560
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.000%, 11/15/34	11/20 at 100.00	A	1,075,690
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A, 5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	1,023,960
1,750	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,751,103
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
200	5.750%, 10/01/37	10/17 at 100.00	N/R	101,024
2,000	5.875%, 10/01/46	10/17 at 102.00	N/R	1,010,020
105	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/12 at 100.00	BB–	90,393
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/12 at 101.00	N/R	1,000,100
900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	943,830

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006:
$450	5.000%, 5/15/20 (Alternative Minimum Tax)	5/12 at 100.00	B–	$415,094
1,000	5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B–	880,900
845	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	896,308
160	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	173,080
700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA–	770,791
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/12 at 100.00	BBB	507,400
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
1,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,387,581
615	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	651,832
440	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.142%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2	578,547
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth Series 2011, 5.000%, 1/15/41	No Opt. Call	Aa2	2,197,440
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
290	6.500%, 12/01/28	12/15 at 100.00	BBB–	313,006
1,470	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,649,722
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series 2002B, 5.000%, 11/15/21	11/12 at 100.00	Aa2	2,567,675
1,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.143%, 5/15/16 (IF)	No Opt. Call	Aa2	1,215,200
26,225	Total Transportation			26,500,996
	U.S. Guaranteed – 3.0% (2.0% of Total Investments) (5)
550	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured (UB)	5/14 at 100.00	AA– (5)	597,410
535	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)	5/12 at 100.00	N/R (5)	558,834
535	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31 (Pre-refunded 7/01/12)	7/12 at 100.00	N/R (5)	543,293
95	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32 (Pre-refunded 7/01/12)	7/12 at 101.00	N/R (5)	97,353
1,130	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2003A, 5.375%, 6/15/19 (Pre-refunded 6/15/12)	6/12 at 100.00	AAA	1,142,261
1,185	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aaa	1,232,507
4,030	Total U.S. Guaranteed			4,171,658
	Utilities – 6.6% (4.6% of Total Investments)
1,300	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	1,386,788
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	2,728,400
500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	541,345
2,380	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A	2,540,103
1,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/13 at 100.00	A–	1,423,296

Nuveen Investments	43

Nuveen New York Dividend Advantage Municipal Fund (continued)
NAN	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put 11/15/14) (Alternative Minimum Tax)	5/12 at 101.00	Baa2	$252,793
600	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative Minimum Tax)	5/12 at 101.00	Baa2	605,482
8,930	Total Utilities			9,478,207
	Water and Sewer – 6.2% (4.2% of Total Investments)
1,185	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	1,179,407
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27	6/19 at 100.00	AA+	2,267,858
4,875	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Series 2011B, 5.000%, 6/15/41	6/21 at 100.00	AA+	5,363,473
8,060	Total Water and Sewer			8,810,738
$196,845	Total Investments (cost $197,108,112) – 144.8%			207,381,564
	Floating Rate Obligations – (12.4)%			(17,735,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (38.7)% (6)			(55,360,000)
	Other Assets Less Liabilities – 6.3%			8,884,648
	Net Assets Applicable to Common Shares – 100%			$143,171,212

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

44	Nuveen Investments

Nuveen New York Dividend Advantage Municipal Fund 2
NXK	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 2.4% (1.7% of Total Investments)
$700	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB–	$701,036
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	BB	1,736,631
2,650	Total Consumer Discretionary			2,437,667
	Consumer Staples – 2.2% (1.5% of Total Investments)
235	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/12 at 100.00	A3	221,539
500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/13 at 100.00	A1	495,125
105	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/12 at 100.00	A3	100,269
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
560	4.750%, 6/01/22	6/16 at 100.00	BBB+	557,732
835	5.000%, 6/01/26	6/16 at 100.00	BBB–	781,719
2,235	Total Consumer Staples			2,156,384
	Education and Civic Organizations – 20.6% (14.2% of Total Investments)
260	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	267,413
380	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	BBB–	337,847
1,225	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40	No Opt. Call	BBB–	1,351,788
670	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue Bonds (Enterprise Charter School Project), Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	BBB	751,037
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	91,090
1,125	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	1,118,070
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured	No Opt. Call	BBB	1,093,670
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 – NPFG Insured	7/12 at 100.00	BBB	2,005,860
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	1,059,170
485	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	528,107
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000, 5.250%, 7/01/30 – NPFG Insured	7/12 at 100.00	BBB	1,002,150
175	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	190,685
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Baa1	303,047
1,835	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Refunding, Series 2007-A1, 5.000%, 8/01/46	8/17 at 100.00	Baa1	1,870,581
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	274,238
1,475	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB+	1,603,591
1,090	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John Fisher College, Series 2001, 5.250%, 6/01/26 – RAAI Insured	6/13 at 100.00	N/R	1,099,516

Nuveen Investments	45

Nuveen New York Dividend Advantage Municipal Fund 2 (continued)
NXK	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$890	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2011, 6.000%, 6/01/30	6/21 at 100.00	BBB+	$969,780
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis College, Series 2004, 5.000%, 10/01/34	10/14 at 100.00	A–	251,809
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2002, 5.250%, 8/01/21	6/12 at 100.00	A–	1,101,870
1,120	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,014,250
1,460	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,399,045
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	175,440
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	320,265
340	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41	6/19 at 100.00	BBB+	375,425
19,980	Total Education and Civic Organizations			20,555,744
	Financials – 2.0% (1.4% of Total Investments)
500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A1	544,495
1,305	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A1	1,472,849
1,805	Total Financials			2,017,344
	Health Care – 12.3% (8.4% of Total Investments)
1,620	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	BBB	1,791,023
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	1,775,905
150	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A2	160,826
440	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/17 – RAAI Insured	7/12 at 100.00	A3	440,818
340	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.250%, 12/01/37	12/18 at 100.00	Ba1	355,684
2,300	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006, 5.000%, 7/01/35 (UB)	7/16 at 100.00	Aa2	2,417,921
490	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	530,910
1,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37	7/17 at 100.00	A3	1,605,915
1,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40	7/20 at 100.00	A3	1,118,820
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32	7/13 at 100.00	Baa1	506,380
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30	6/12 at 100.00	BB	287,431
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
275	5.250%, 2/01/27	No Opt. Call	BBB–	275,039
250	5.500%, 2/01/32	No Opt. Call	BBB–	251,613
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	519,290

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$215	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/12 at 100.00	B	$215,290
11,570	Total Health Care			12,252,865
	Housing/Multifamily – 3.6% (2.4% of Total Investments)
1,975	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Village Green Project, Series 2001A, 5.250%, 8/01/31 – AMBAC Insured	8/12 at 101.00	N/R	1,980,530
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A:
455	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	460,383
225	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	227,878
500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	512,170
70	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010-D1A, 5.000%, 11/01/42	5/20 at 100.00	AA	73,363
290	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	296,644
3,515	Total Housing/Multifamily			3,550,968
	Housing/Single Family – 2.4% (1.7% of Total Investments)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	957,809
335	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 145, 5.125%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	Aa1	342,404
350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	361,221
750	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative Minimum Tax)	10/12 at 100.00	Aa1	750,638
2,385	Total Housing/Single Family			2,412,072
	Long-Term Care – 5.4% (3.7% of Total Investments)
440	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	474,346
2,120	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rehabilitation Association Pooled Loan Program 1, Series 2001A, 5.000%, 7/01/23 – AMBAC Insured	7/13 at 100.00	A2	2,168,930
255	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	217,982
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	41,313
175	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	133,602
665	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	600,814
465	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16	7/12 at 100.50	N/R	468,748
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
355	5.500%, 7/01/18	7/16 at 101.00	N/R	338,865
440	5.800%, 7/01/23	7/16 at 101.00	N/R	412,997
430	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18	7/16 at 100.00	N/R	410,457
170	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23	7/16 at 101.00	N/R	159,567
5,565	Total Long-Term Care			5,427,621

Nuveen Investments	47

Nuveen New York Dividend Advantage Municipal Fund 2 (continued)
NXK	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Materials – 0.2% (0.2% of Total Investments)
$230	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds, International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)	12/13 at 100.00	BBB	$234,625
	Tax Obligation/General – 13.1% (9.0% of Total Investments)
1,775	Bath Central School District, Steuben County, New York, General Obligation Bonds, Series 2002, 4.000%, 6/15/18 – FGIC Insured	6/12 at 100.00	A	1,781,994
4,540	New York City, New York, General Obligation Bonds, Fiscal Series 2007D-1, 5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	5,230,171
45	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27 – NPFG Insured	6/12 at 100.00	AA	45,174
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	2,266,240
2,600	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	2,941,094
750	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	828,128
11,710	Total Tax Obligation/General			13,092,801
	Tax Obligation/Limited – 39.7% (27.3% of Total Investments)
1,000	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,071,600
125	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	139,341
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	No Opt. Call	A	2,240,960
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	5,118,000
1,750	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA	1,792,333
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	557,278
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
1,140	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	1,247,069
835	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	912,104
1,425	5.000%, 10/15/26 – AGM Insured	10/14 at 100.00	AAA	1,555,459
750	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	818,303
1,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	1,410,643
290	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 – FGIC Insured	2/13 at 100.00	AAA	300,147
1,200	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 5.000%, 11/01/30	5/17 at 100.00	AAA	1,368,576
1,460	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	1,628,280
3,775	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Refunding Subordinate Lien Series 2010D, 5.000%, 11/01/25	5/20 at 100.00	AAA	4,373,036
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%, 4/01/41	4/21 at 100.00	AA–	1,151,210
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	1,069,960
2,020	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	2,289,549
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	910,955
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 2001A:
1,070	5.250%, 5/15/23 – AMBAC Insured	5/12 at 100.00	A1	1,073,574
1,125	5.250%, 5/15/24 – AMBAC Insured	5/12 at 100.00	A1	1,128,735

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,125	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	$1,245,870
2,300	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB)	No Opt. Call	AA	2,888,317
2,100	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,211,195
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	1,056,459
36,190	Total Tax Obligation/Limited			39,558,953
	Transportation – 22.9% (15.8% of Total Investments)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B, 5.000%, 11/15/33	11/17 at 100.00	A	2,653,800
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.000%, 11/15/34	11/20 at 100.00	A	1,075,690
460	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A, 5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	A	471,031
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,250,788
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46	10/17 at 102.00	N/R	757,515
50	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/12 at 100.00	BB–	43,045
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/12 at 101.00	N/R	1,000,100
650	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	681,655
	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006:
50	5.000%, 5/15/20 (Alternative Minimum Tax)	5/12 at 100.00	B–	46,122
750	5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B–	660,675
585	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	620,521
300	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA–	330,339
3,400	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/12 at 100.00	BBB	3,450,320
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,067,370
280	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	296,769
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.142%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2	407,613
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth Series 2011, 5.000%, 1/15/41	No Opt. Call	Aa2	2,197,440
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
210	6.500%, 12/01/28	12/15 at 100.00	BBB–	226,659
1,030	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,155,928
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series 2002B, 5.000%, 11/15/21	11/12 at 100.00	Aa2	2,567,675

Nuveen Investments	49

Nuveen New York Dividend Advantage Municipal Fund 2 (continued)
NXK	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	$983,562
750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.143%, 5/15/16 (IF)	No Opt. Call	Aa2	911,398
22,355	Total Transportation			22,856,015
	U.S. Guaranteed – 3.8% (2.6% of Total Investments) (4)
455	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31 (Pre-refunded 7/01/12)	7/12 at 100.00	N/R (4)	462,053
460	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32 (Pre-refunded 7/01/12)	7/12 at 101.00	N/R (4)	471,394
710	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aaa	738,464
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	Aaa	1,040,090
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital, Series 2002C:
425	6.000%, 11/01/22 (Pre-refunded 11/01/12)	11/12 at 100.00	A– (4)	439,530
610	5.875%, 11/01/32 (Pre-refunded 11/01/12)	11/12 at 100.00	A– (4)	630,403
3,660	Total U.S. Guaranteed			3,781,934
	Utilities – 8.5% (5.8% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	1,855,312
1,700	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	1,840,573
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A	259,063
900	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/13 at 100.00	A–	914,976
450	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)	5/12 at 101.00	Baa2	455,045
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)	5/12 at 101.00	Baa2	2,021,080
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
330	5.300%, 1/01/13 (Alternative Minimum Tax)	7/12 at 100.00	N/R	329,985
750	5.500%, 1/01/23 (Alternative Minimum Tax)	7/12 at 100.00	N/R	731,931
8,080	Total Utilities			8,407,965

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 6.2% (4.3% of Total Investments)
$820	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	$816,130
4,875	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Series 2011B, 5.000%, 6/15/41	6/21 at 100.00	AA+	5,363,473
5,695	Total Water and Sewer			6,179,603
$137,625	Total Investments (cost $137,940,101) – 145.3%			144,922,561
	Floating Rate Obligations – (12.2)%			(12,150,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (38.0)% (5)			(37,890,000)
	Other Assets Less Liabilities – 4.9%			4,886,306
	Net Assets Applicable to Common Shares – 100%			$99,768,867

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.1%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	51

Statement of
Assets & Liabilities
March 31, 2012 (Unaudited)

					New York		New York		New York
	New York		New York		Performance		Dividend		Dividend
	Value		Value 2		Plus		Advantage		Advantage 2
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)
Assets
Investments, at value (cost $143,183,926, $32,887,942, $333,521,412, $197,108,112 and $137,940,101, respectively)	$151,517,364		$36,961,730		$354,678,986		$207,381,564		$144,922,561
Cash	3,822,455		117,604		7,568,661		5,589,669		677,361
Receivables:
Interest	2,215,684		631,948		5,248,338		3,235,658		2,313,837
Investments sold	10,000		—		335,000		140,000		2,005,000
Deferred offering costs	—		—		1,231,589		916,997		505,816
Other assets	6,724		440		121,704		34,246		15,564
Total assets	157,572,227		37,711,722		369,184,278		217,298,134		150,440,139

Liabilities
Floating rate obligations	3,255,000		—		34,645,000		17,735,000		12,150,000
Payables:
Common share dividends	457,792		114,668		923,006		577,316		413,604
Interest	—		—		—		128,361		85,885
Offering costs	—		—		122,626		155,200		10,248
Forward swap contracts	—		496,285		—		—		—
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		—		—		55,360,000		37,890,000
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	—		—		89,000,000		—		—
Accrued expenses:
Management fees	67,018		18,955		191,487		113,156		79,239
Other	75,028		25,836		137,979		57,889		42,296
Total liabilities	3,854,838		655,744		125,020,098		74,126,922		50,671,272
Net assets applicable to Common shares	$153,717,389		$37,055,978		$244,164,180		$143,171,212		$99,768,867
Common shares outstanding	15,168,677		2,347,000		15,039,571		9,265,330		6,488,516
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$10.13		$15.79		$16.23		$15.45		$15.38
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$151,687		$23,470		$150,396		$92,653		$64,885
Paid-in surplus	144,726,269		33,549,761		219,687,255		131,482,367		92,162,475
Undistributed (Over-distribution of) net investment income	425,545		52,120		3,335,412		1,418,853		630,651
Accumulated net realized gain (loss)	80,450		(643,161)		(166,457)		(96,113)		(71,604)
Net unrealized appreciation (depreciation)	8,333,438		4,073,788		21,157,574		10,273,452		6,982,460
Net assets applicable to Common shares	$153,717,389		$37,055,978		$244,164,180		$143,171,212		$99,768,867
Authorized shares:
Common	250,000,000		Unlimited		200,000,000		Unlimited		Unlimited
Auction Rate Preferred Shares (ARPS)	N/A		N/A		950,000		Unlimited		Unlimited
MTP	—		—		—		Unlimited		Unlimited
VRDP	—		—		50,000		—		—
N/A – Fund is not authorized to issue ARPS.

See accompanying notes to financial statements.

52	Nuveen Investments

Statement of
Operations
Six Months Ended March 31, 2012 (Unaudited)

				New York		New York		New York
	New York		New York	Performance		Dividend		Dividend
	Value		Value 2	Plus		Advantage		Advantage 2
	(NNY	)	(NYV )	(NNP	)	(NAN	)	(NXK	)
Investment Income	$3,718,589		$989,086	$8,558,789		$5,127,752		$3,533,805
Expenses
Management fees	400,038		110,318	1,124,130		663,036		464,378
Shareholders’ servicing agent fees and expenses	12,640		32	12,150		11,611		8,773
Interest expense and amortization of offering costs	6,818		—	231,432		916,310		601,044
Fees on VRDP Shares	—		—	506,029		—		—
Custodian’s fees and expenses	17,104		5,850	30,416		20,535		15,540
Directors’/Trustees’ fees and expenses	2,537		733	5,650		2,932		2,085
Professional fees	11,276		9,619	—		11,641		10,862
Shareholders’ reports – printing and mailing expenses	36,772		11,292	42,987		36,123		29,439
Stock exchange listing fees	4,366		159	4,348		19,371		7,951
Investor relations expense	7,533		1,714	11,342		7,616		4,749
Other expenses	4,295		1,727	86		15,381		14,635
Total expenses before custodian fee credit	503,379		141,444	1,968,570		1,704,556		1,159,456
Custodian fee credit	(588)		(166)	(1,331)		(1,061)		(535)
Net expenses	502,791		141,278	1,967,239		1,703,495		1,158,921
Net investment income (loss)	3,215,798		847,808	6,591,550		3,424,257		2,374,884
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	102,396		67,899	417,926		119,546		29,851
Forward swaps	—		(496,285)	—		—		—
Change in net unrealized appreciation (depreciation) of:
Investments	3,060,448		852,332	5,215,016		4,263,821		3,013,471
Forward swaps	—		532,900	—		—		—
Net realized and unrealized gain (loss)	3,162,844		956,846	5,632,942		4,383,367		3,043,322
Net increase (decrease) in net assets applicable to Common shares from operations	$6,378,642		$1,804,654	$12,224,492		$7,807,624		$5,418,206

See accompanying notes to financial statements.

Nuveen Investments	53

Statement of
Changes in Net Assets (Unaudited)

	New York Value (NNY)		New York Value 2 (NYV)		New York Performance Plus (NNP)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	3/31/12	9/30/11	3/31/12	9/30/11	3/31/12	9/30/11
Operations
Net investment income (loss)	$3,215,798	$6,458,693	$847,808	$1,764,275	$6,591,550	$13,224,530
Net realized gain (loss) from:
Investments	102,396	(46,596)	67,899	(163,774)	417,926	(206,266)
Forward swaps	—	—	(496,285)	(55,000)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	3,060,448	(1,332,570)	852,332	(1,009,351)	5,215,016	(2,438,462)
Forward swaps	—	—	532,900	(532,900)	—	—
Distributions to Auction Rate Preferred Shareholders from net investment income	N/A	N/A	N/A	N/A	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	6,378,642	5,079,527	1,804,654	3,250	12,224,492	10,579,802
Distributions to Common Shareholders
From net investment income	(3,215,760)	(6,461,857)	(788,592)	(1,759,077)	(6,632,452)	(13,264,903)
From accumulated net realized gains	—	(94,046)	—	—	—	(192,507)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(3,215,760)	(6,555,903)	(788,592)	(1,759,077)	(6,632,452)	(13,457,410)
Net increase (decrease) in net assets applicable to Common shares	3,162,882	(1,476,376)	1,016,062	(1,755,827)	5,592,040	(2,877,608)
Net assets applicable to Common shares at the beginning of period	150,554,507	152,030,883	36,039,916	37,795,743	238,572,140	241,449,748
Net assets applicable to Common shares at the end of period	$153,717,389	$150,554,507	$37,055,978	$36,039,916	$244,164,180	$238,572,140
Undistributed (Over-distribution of) net investment income at the end of period	$425,545	$425,507	$52,120	$(7,096)	$3,335,412	$3,376,314
N/A – Fund is not authorized to issue ARPS.

See accompanying notes to financial statements.

54	Nuveen Investments

	New York Dividend Advantage (NAN)		New York Dividend Advantage 2 (NXK)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	3/31/12	9/30/11	3/31/12	9/30/11
Operations
Net investment income (loss)	$3,424,257	$7,007,064	$2,374,884	$4,806,285
Net realized gain (loss) from:
Investments	119,546	30,513	29,851	(30,343)
Forward swaps	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	4,263,821	(878,173)	3,013,471	(814,228)
Forward swaps	—	—	—	—
Distributions to Auction Rate Preferred Shareholders from net investment income	—	(23,288)	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	7,807,624	6,136,116	5,418,206	3,961,714
Distributions to Common Shareholders
From net investment income	(3,641,275)	(7,282,550)	(2,588,918)	(5,177,836)
From accumulated net realized gains	(54,665)	(318,727)	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(3,695,940)	(7,601,277)	(2,588,918)	(5,177,836)
Net increase (decrease) in net assets applicable to Common shares	4,111,684	(1,465,161)	2,829,288	(1,216,122)
Net assets applicable to Common shares at the beginning of period	139,059,528	140,524,689	96,939,579	98,155,701
Net assets applicable to Common shares at the end of period	$143,171,212	$139,059,528	$99,768,867	$96,939,579
Undistributed (Over-distribution of) net investment income at the end of period	$1,418,853	$1,635,871	$630,651	$844,685

See accompanying notes to financial statements.

Nuveen Investments	55

Statement of
Cash Flows
Six Months Ended March 31, 2012 (Unaudited)

	New York	New York	New York
	Performance	Dividend	Dividend
	Plus	Advantage	Advantage 2
	(NNP )	(NAN )	(NXK )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$12,224,492	$7,807,624	$5,418,206
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(22,129,845)	(4,533,812)	(4,571,950)
Proceeds from sales and maturities of investments	28,944,149	9,809,370	5,817,989
Amortization (Accretion) of premiums and discounts, net (Increase) Decrease in:	326,855	210,814	154,832
Receivable for interest	68,259	(68,584)	(73,807)
Receivable for investments sold	1,832,271	1,569,186	(762,836)
Other assets	3,164	(2,452)	28,328
Increase (Decrease) in:
Payable for interest	—	8,027	5,368
Accrued management fees	7,580	5,015	3,459
Accrued other expenses	7,264	(2,768)	245
Net realized (gain) loss from investments	(417,926)	(119,546)	(29,851)
Change in net unrealized (appreciation) depreciation of investments	(5,215,016)	(4,263,821)	(3,013,471)
Net cash provided by (used in) operating activities	15,651,247	10,419,053	2,976,512
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	22,103	141,616	82,205
Increase (Decrease) in:
Cash overdraft balance	(1,264,441)	(1,139,699)	—
Payable for offering costs	(214,133)	(136,977)	(108,145)
Cash distributions paid to Common shareholders	(6,626,115)	(3,694,324)	(2,585,925)
Net cash provided by (used in) financing activities	(8,082,586)	(4,829,384)	(2,611,865)
Net Increase (Decrease) in Cash	7,568,661	5,589,669	364,647
Cash at the beginning of period	—	—	312,714
Cash at the End of Period	$7,568,661	$5,589,669	$677,361

Supplemental Disclosure of Cash Flow Information

	New York		New York		New York
	Performance		Dividend		Dividend
	Plus		Advantage		Advantage 2
	(NNP	)	(NAN	)	(NXK	)
Cash paid for interest (excluding amortization of offering costs)	$209,329		$766,667		$513,470

See accompanying notes to financial statements.

56	Nuveen Investments

Financial
Highlights (Unaudited)

Nuveen Investments	57

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations			Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repur- chased and Retired	Offering Costs	Ending Common Share Net Asset Value	Ending Market Value
New York Value (NNY)
Year Ended 9/30:
2012(d)	$9.93	$.21	$.20	$.41	$(.21)	$—	$(.21)	$—	$—	$10.13	$9.89
2011	10.02	.43	(.08)	.35	(.43)	(.01)	(.44)	—	—	9.93	9.47
2010	9.91	.42	.14	.56	(.43)	(.02)	(.45)	—	—	10.02	9.88
2009	9.28	.43	.73	1.16	(.43)	(.10)	(.53)	—	—	9.91	9.51
2008	9.94	.43	(.65)	(.22)	(.43)	(.01)	(.44)	—	—	9.28	9.01
2007	10.09	.43	(.15)	.28	(.43)	—	(.43)	—	—	9.94	9.50
New York Value 2 (NYV)
Year Ended 9/30:
2012(d)	15.36	.36	.41	.77	(.34)	—	(.34)	—	—	15.79	15.30
2011	16.10	.75	(.74)	.01	(.75)	—	(.75)	—	—	15.36	14.13
2010	15.91	.79	.17	.96	(.77)	—	(.77)	—	—	16.10	15.38
2009(e)	14.33	.23	1.64	1.87	(.26)	—	(.26)	—	(.03)	15.91	14.84

58	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(b)

Based on Market Value (a)	Based on Common Share Net Asset Value (a)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(c)	Net Investment Income (Loss)		Portfolio Turnover Rate

6.69%	4.19%	$153,717.66		%*	4.23	%*	5%
.39	3.62	150,555.65			4.40		10
8.78	5.82	152,031.67			4.30		5
11.78	13.00	150,063.71			4.58		3
(.62)	(2.38)	140,285.71			4.39		16
4.40	2.79	150,321.69			4.32		15

10.77	5.04	37,056.78		*	4.66	*	9
(3.15)	.27	36,040.77			4.99		18
9.12	6.26	37,796.74			5.04		2
.73	12.99	37,347.84		*	3.66	*	4

(a)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities, as follows:

New York Value (NNY)
Year Ended 9/30:
2012(d)	.01	%*
2011	.01
2010	.01
2009	.03
2008	.03
2007	.04

New York Value 2 (NYV)
Year Ended 9/30:
2012(d)	—%
2011	—
2010	—
2009(e)	—

(d)	For the six months ended March 31, 2012.
(e)	For the period April 28, 2009 (commencement of operations) through September 30, 2009.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	59

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repur chased and Retired		Ending Common Share Net Asset Value	Ending Market Value
New York Performance Plus (NNP)
Year Ended 9/30:
2012(f)	$15.86	$.44	$.37	$—	$—	$.81	$(.44)	$—	$(.44)	$—		$16.23	$15.51
2011	16.05	.88	(.18)	—	—	.70	(.88)	(.01)	(.89)	—		15.86	14.93
2010	15.63	.91	.38	(.01)	— **	1.28	(.84)	(.02)	(.86)	—		16.05	15.52
2009	13.74	.96	1.89	(.05)	(.04)	2.76	(.74)	(.13)	(.87)	—	**	15.63	14.77
2008	15.48	.98	(1.69)	(.27)	(.01)	(.99)	(.72)	(.03)	(.75)	—		13.74	11.16
2007	16.01	.99	(.41)	(.27)	(.01)	.30	(.77)	(.06)	(.83)	—		15.48	14.30

New York Dividend Advantage (NAN)
Year Ended 9/30:
2012(f)	15.01	.37	.47	—	—	.84	(.39)	(.01)	(.40)	—		15.45	14.43
2011	15.17	.76	(.10)	— **	—	.66	(.79)	(.03)	(.82)	—		15.01	13.70
2010	14.82	.84	.34	(.01)	— **	1.17	(.78)	(.04)	(.82)	—		15.17	14.43
2009	13.12	.93	1.68	(.06)	(.03)	2.52	(.73)	(.09)	(.82)	—		14.82	13.38
2008	14.95	.96	(1.76)	(.24)	(.02)	(1.06)	(.70)	(.07)	(.77)	—		13.12	11.36
2007	15.49	.97	(.39)	(.24)	(.02)	.32	(.77)	(.09)	(.86)	—		14.95	14.33

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

60	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)	Portfolio Turnover Rate

6.87%	5.17%	$244,164	1.63	%*	5.47	%*	N/A		N/A	6%
2.30	4.78	238,572	1.77		5.77		N/A		N/A	6
11.39	8.46	241,450	1.53		5.84		N/A		N/A	9
42.29	21.05	235,108	1.39		6.91		N/A		N/A	1
(17.61)	(6.71)	206,976	1.42		6.48		N/A		N/A	16
(5.02)	1.90	233,258	1.29		6.33		N/A		N/A	14

8.30	5.65	143,171	2.42	*	4.86	*	N/A		N/A	2
0.98	4.75	139,060	2.42		5.26		N/A		N/A	10
14.63	8.28	140,525	1.74		5.74		N/A		N/A	10
26.58	20.29	137,268	1.37		7.07		1.31%		7.13%	4
(16.02)	(7.45)	121,533	1.36		6.45		1.22		6.59	17
(2.86)	2.07	138,504	1.29		6.15		1.07		6.36	18

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP Shares and/or VRDP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of August 1, 2009, the Adviser is no longer reimbursing New York Dividend Advantage (NAN) for any fees and expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

New York Performance Plus (NNP)
Year Ended 9/30:
2012(f)	.61	%*
2011	.70
2010	.40
2009	.22
2008	.15
2007	.07

New York Dividend Advantage (NAN)
Year Ended 9/30:
2012(f)	1.30	%*
2011	1.27
2010	.63
2009	.20
2008	.13
2007	.10

(f)	For the six months ended March 31, 2012.
*	Annualized.
**	Rounds to less than $.01 per share.
N/A	Fund did not have, or no longer has, a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	61

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repur- chased and Retired		Ending Common Share Net Asset Value	Ending Market Value
New York Dividend Advantage 2 (NXK)
Year Ended 9/30:
2012(f)	$14.94	$.37	$.47	$—	$—	$.84	$(.40)	$—	$(.40)	$—		$15.38	$14.50
2011	15.13	.74	(.13)	—	—	.61	(.80)	—	(.80)	—		14.94	13.60
2010	14.76	.83	.36	(.01)	— **	1.18	(.80)	(.01)	(.81)	—		15.13	14.37
2009	13.14	.92	1.66	(.05)	(.04)	2.49	(.73)	(.14)	(.87)	—	**	14.76	13.41
2008	14.80	.95	(1.64)	(.23)	(.01)	(.93)	(.69)	(.04)	(.73)	—		13.14	11.15
2007	15.29	.95	(.34)	(.24)	(.02)	.35	(.76)	(.08)	(.84)	—		14.80	14.16

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

62	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)	Portfolio Turnover Rate

9.62%	5.68%	$99,769	2.36	%*	4.84	%*	N/A		N/A	3%
.49	4.38	96,940	2.44		5.12		2.41%		5.16%	14
13.65	8.27	98,156	1.74		5.54		1.63		5.65	6
29.95	20.06	95,751	1.36		6.83		1.18		7.01	0
(16.79)	(6.63)	85,340	1.37		6.25		1.11		6.51	17
(3.20)	2.35	96,144	1.32		5.98		.99		6.31	17

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of March 31, 2011, the Adviser is no longer reimbursing New York Dividend Advantage 2 (NXK) for any fees or expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

New York Dividend Advantage 2 (NXK)
Year Ended 9/30:
2012(f)	1.22	%*
2011	1.29
2010	.63
2009	.20
2008	.14
2007	.10

(f)	For the six months ended March 31, 2012.
*	Annualized.
**	Rounds to less than $.01 per share.
N/A	Fund no longer has a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	63

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period (h)			VRDP Shares at the End of Period			ARPS and MTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
New York Performance Plus (NNP)
Year Ended 9/30:
2012(i)	$—	$—	$—	$—	$—	$—	$89,000	$100,000	$374,342	$—
2011	—	—	—	—	—	—	89,000	100,000	368,059	—
2010	—	—	—	—	—	—	89,000	100,000	371,292	—
2009	87,650	25,000	92,059	—	—	—	—	—	—	—
2008	87,650	25,000	84,035	—	—	—	—	—	—	—
2007	124,300	25,000	71,914	—	—	—	—	—	—	—

New York Dividend Advantage (NAN)
Year Ended 9/30:
2012(i)	—	—	—	55,360	10.00	35.86	—	—	—	—
2011	—	—	—	55,360	10.00	35.12	—	—	—	—
2010	21,900	25,000	92,690	30,000	10.00	37.08	—	—	—	3.71
2009	51,400	25,000	91,765	—	—	—	—	—	—	—
2008	51,400	25,000	84,112	—	—	—	—	—	—	—
2007	69,000	25,000	75,183	—	—	—	—	—	—	—

(h)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average			Ending	Average
		Market Value	Market Value			Market Value	Market Value
	Series	Per Share	Per Share		Series	Per Share	Per Share
New York Dividend Advantage (NAN)
Year Ended 9/30:
2012(i)	2015	$10.08	$10.10		2016	$10.12	$10.09
2011	2015	10.09	10.08		2016	10.06	9.95	^^
2010	2015	10.16	10.09	^	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

(i)	For the six months ended March 31, 2012.
^	For the period December 21, 2009 (first issuance date of shares) through September 30, 2010.
^^	For the period December 13, 2010 (first issuance date of shares) through September 30, 2011.

64	Nuveen Investments

	ARPS at the End of Period			MTP Shares at the End of Period (h)
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
New York Dividend Advantage 2 (NXK)
Year Ended 9/30:
2012(i)	$—	$—	$—	$37,890	$10.00	$36.33
2011	—	—	—	37,890	10.00	35.58
2010	—	—	—	37,890	10.00	35.91
2009	34,100	25,000	95,198	—	—	—
2008	34,100	25,000	87,566	—	—	—
2007	47,000	25,000	76,140	—	—	—

(h)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
New York Dividend Advantage 2 (NXK)
Year Ended 9/30:
2012(i)	2015	$10.13	$10.09
2011	2015	10.11	10.05
2010	2015	10.14	10.05	^
2009	—	—	—
2008	—	—	—
2007	—	—	—

(i)	For the six months ended March 31, 2012.
^	For the period April 14, 2010 (first issuance date of shares) through September 30, 2010.

See accompanying notes to financial statements.

Nuveen Investments	65

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Municipal Value Fund 2 (NYV), Nuveen New York Performance Plus Municipal Fund, Inc. (NNP), Nuveen New York Dividend Advantage Municipal Fund (NAN) and Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (each a “Fund” and collectively, the “Funds”). Common shares of New York Value (NNY), New York Performance Plus (NNP) and New York Dividend Advantage (NAN) are traded on the New York Stock Exchange (“NYSE”) while Common shares of New York Value 2 (NYV) and New York Dividend Advantage 2 (NXK) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within the state of New York or certain U.S. territories.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds and forward interest rate swap contracts are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity provided by Nuveen Fund Advisors, Inc. (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the

66	Nuveen Investments

custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At March 31, 2012, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RICs”). Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund except New York Value (NNY) and New York Value 2 (NYV) is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of September 30, 2011, the Funds redeemed all of their outstanding ARPS at liquidation value.

MuniFund Term Preferred Shares
The following Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated (“par”) value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, each Fund’s outstanding ARPS. Each Fund’s MTP Shares are issued in one or more Series. Dividends on MTP Shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of March 31, 2012, the number of MTP Shares outstanding, annual interest rate and the NYSE “ticker” symbol for each Fund’s series of MTP Shares are as follows:

	New York Dividend Advantage (NAN)			New York Dividend Advantage 2 (NXK)
	Shares	Annual	NYSE	Shares	Annual	NYSE
	Outstanding	Interest Rate	Ticker	Outstanding	Interest Rate	Ticker
Series:
2015	3,000,000	2.70%	NAN Pr C	3,789,000	2.55%	NXK Pr C
2016	2,536,000	2.50%	NAN Pr D	—	—	—

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The

Nuveen Investments	67

Notes to
Financial Statements (Unaudited) (continued)

redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares are as follows:

	New York		New York		New York
	Dividend		Dividend		Dividend
	Advantage		Advantage		Advantage 2
	(NAN	)	(NAN	)	(NXK	)
	Series 2015		Series 2016		Series 2015
Term Redemption Date	January 1, 2015		January 1, 2016		May 1, 2015
Optional Redemption Date	January 1, 2011		January 1, 2012		May 1, 2011
Premium Expiration Date	December 31, 2011		December 31, 2012		April 30, 2012

The average liquidation value for all series of MTP Shares outstanding for each Fund during the six months ended March 31, 2012, was as follows:

	New York		New York
	Dividend		Dividend
	Advantage		Advantage 2
	(NAN	)	(NXK	)
Average liquidation value of MTP Shares outstanding	$55,360,000		$37,890,000

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Nuveen has agreed that net amounts earned by Nuveen as underwriter of each Fund’s MTP Share offering would be credited to the Funds, and would be recorded as reductions of offering costs recognized by the Funds. During the six months ended March 31, 2012, Nuveen earned no net underwriting amounts on the Funds’ MTP Shares.

Variable Rate Demand Preferred Shares
New York Performance Plus (NNP) has issued and outstanding 890 Series 1 Variable Rate Demand Preferred (“VRDP”) Shares, with a maturity date of March 1, 2040 and a $100,000 liquidation value per share. The Fund issued its VRDP Shares in a privately negotiated offering in March 2010. Proceeds of the Fund’s offering were used to redeem all of the Fund’s outstanding ARPS. The VRDP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom the Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. The Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

New York Performance Plus (NNP) had all $89,000,000 of its VRDP Shares outstanding during the six months ended March 31, 2012, with an annualized dividend rate of .27%.

For financial reporting purposes only, the liquidation value of VRDP Shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends paid on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as components of “Fees on VRDP Shares” on the Statement of Operations.

68	Nuveen Investments

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended March 31, 2012, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At March 31, 2012, each Fund’s maximum exposure to externally-deposited Recourse Trusts, was as follows:

					New York		New York		New York
	New York		New York		Performance		Dividend		Dividend
	Value		Value 2		Plus		Advantage		Advantage 2
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)
Maximum exposure to Recourse Trusts	$—		$2,000,000		$—		$2,670,000		$—

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended March 31, 2012, were as follows:

					New York		New York		New York
	New York		New York		Performance		Dividend		Dividend
	Value		Value 2		Plus		Advantage		Advantage 2
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)
Average floating rate obligations outstanding	$3,255,000		$—		$34,645,000		$17,735,000		$12,150,000
Average annual interest rate and fees	.42%		—%		.51%		.50%		.50%

Forward Swap Contracts
Each Fund is authorized to enter into forward interest rate swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Each Fund’s use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader market. Forward interest rate swap transactions involve the Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of a Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s

Nuveen Investments	69

Notes to
Financial Statements (Unaudited) (continued)

termination date increase or decrease. Forward interest rate swap contracts are valued daily. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on forward swaps” with the change during the reporting period recognized on the Statement of Operations as a component of “Change in net unrealized appreciation (depreciation) of forward swaps.”

Each Fund may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Net realized gains and losses during the reporting period are recognized on the Statement of Operations as a component of “Net realized gain (loss) from forward swaps.” Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination.

During the six months ended March 31, 2012, New York Value 2 (NYV) entered into forward interest rate swap transactions to reduce the duration of the Fund’s portfolio. The average notional amount of forward interest rate swap contracts outstanding during the six months ended March 31, 2012 was as follows:

	New York
	Value 2
	(NYV	)
Average notional amount of forward interest rate swap contracts outstanding*	$2,250,000

* The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on forward interest rate swap contract activity.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by New York Performance Plus (NNP) in connection with its offering of VRDP Shares ($1,320,000) were recorded as a deferred charge, which are being amortized over the life of the shares. Cost incurred by New York Dividend Advantage (NAN) and New York Dividend Advantage 2 (NXK) in connection with their offering of MTP Shares ($1,425,400 and $783,350, respectively) were recorded as deferred charges, which are being amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

70	Nuveen Investments

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of March 31, 2012:

New York Value (NNY)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$151,517,364	$—	$151,517,364

New York Value 2 (NYV)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$36,961,730	$—	$36,961,730
Derivatives:
Forward Swaps*	—	—	—	—

New York Performance Plus (NNP)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$354,678,986	$—	$354,678,986

New York Dividend Advantage (NAN)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$207,381,564	$—	$207,381,564

New York Dividend Advantage 2 (NXK)	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$144,922,561	$—	$144,922,561

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the six months ended March 31, 2012, the Funds recognized no significant transfers to or from Level 1, Level 2 or Level 3.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1 - General Information and Significant Accounting Policies.

Nuveen Investments	71

Notes to
Financial Statements (Unaudited) (continued)

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended March 31, 2012, on derivative instruments, as well as the primary risk exposure associated with each.

New York
Value 2
Net Realized Gain (Loss) from Forward Swaps	(NYV)
Risk Exposure
Interest Rate	$(496,285)

New York
Value 2
Change in Net Unrealized Appreciation (Depreciation) of Forward Swaps	(NYV)
Risk Exposure
Interest Rate	$532,900

4. Fund Shares

Common Shares
Transactions in Common shares were as follows:

	New York Value (NNY)		New York Value 2 (NYV)		New York Performance Plus (NNP)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	3/31/12	9/30/11	3/31/12	9/30/11	3/31/12	9/30/11
Common shares:
Issued to shareholders due to reinvestment of distributions	—	—	—	—	—	—

	New York Dividend Advantage (NAN)		New York Dividend Advantage 2 (NXK)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	3/31/12	9/30/11	3/31/12	9/30/11
Common shares:
Issued to shareholders due to reinvestment of distributions	—	—	—	—

Preferred Shares
New York Value (NNY) and New York Value 2 (NYV) are not authorized to issue ARPS. During the fiscal year ended September 30, 2010, New York Performance Plus (NNP) and New York Dividend Advantage 2 (NXK) redeemed all of their outstanding ARPS at liquidation value. Transactions in ARPS were as follows:

New York Dividend Advantage (NAN)
	Six Months Ended 3/31/12		Year Ended 9/30/11
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	N/A	N/A	—	$—
Series T	N/A	N/A	—	—
Series W	N/A	N/A	—	—
Series F	N/A	N/A	876	21,900,000
Total	N/A	N/A	876	$21,900,000

N/A – As of September 30, 2011, New York Dividend Advantage (NAN) redeemed all of their ARPS at liquidation value.

72	Nuveen Investments

Transactions in MTP Shares were as follows:

New York Dividend Advantage (NAN)
Six Months
	Ended		Year Ended
	3/31/12		9/30/11
	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2016	—	$—	2,536,000	$25,360,000

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments and derivative transactions, where applicable) during the six months ended March 31, 2012, were as follows:

			New York	New York	New York
	New York	New York	Performance	Dividend	Dividend
	Value	Value 2	Plus	Advantage	Advantage 2
	(NNY)	(NYV)	(NNP)	(NAN)	(NXK)
Purchases	$8,241,588	$3,783,413	$22,129,845	$4,533,812	$4,571,950
Sales and maturities	10,416,106	3,089,497	28,944,149	9,809,370	5,817,989

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At March 31, 2012, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives, where applicable), as determined on a federal income tax basis, were as follows:

			New York	New York	New York
	New York	New York	Performance	Dividend	Dividend
	Value	Value 2	Plus	Advantage	Advantage 2
	(NNY)	(NYV)	(NNP)	(NAN)	(NXK)
Cost of investments	$139,565,280	$32,778,711	$298,265,656	$179,194,709	$125,637,433
Gross unrealized:
Appreciation	$9,758,245	$4,302,979	$24,947,051	$12,285,951	$8,373,827
Depreciation	(1,063,778)	(119,960)	(3,181,921)	(1,834,298)	(1,237,339)
Net unrealized appreciation (depreciation) of investments	$8,694,467	$4,183,019	$21,765,130	$10,451,653	$7,136,488

Permanent differences, primarily due to federal taxes paid, taxable market discount and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets at September 30, 2011, the Funds’ last tax year end, as follows:

			New York	New York	New York
	New York	New York	Performance	Dividend	Dividend
	Value	Value 2	Plus	Advantage	Advantage 2
	(NNY)	(NYV)	(NNP)	(NAN)	(NXK)
Paid-in-surplus	$5,757	$22,662	$(41,612)	$(252,944)	$(125,534)
Undistributed (Over-distribution of) net investment income	(30,978)	(162)	41,747	279,516	154,513
Accumulated net realized gain (loss)	25,221	(22,500)	(135)	(26,572)	(28,979)

Nuveen Investments	73

Notes to
Financial Statements (Unaudited) (continued)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at September 30, 2011, the Funds’ last tax year end, were as follows:

			New York	New York	New York
	New York	New York	Performance	Dividend	Dividend
	Value	Value 2	Plus	Advantage	Advantage 2
	(NNY)	(NYV)	(NNP)	(NAN)	(NXK)
Undistributed net tax-exempt income *	$590,004	$27,446	$3,945,243	$2,207,465	$1,243,167
Undistributed net ordinary income **	23,979	—	2,979	3,881	12,537
Undistributed net long-term capital gains	—	—	—	35,100	8,693

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on September 1, 2011, and paid on October 3, 2011.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended September 30, 2011, was designated for purposes of the dividends paid deduction as follows:

			New York	New York	New York
	New York	New York	Performance	Dividend	Dividend
	Value	Value 2	Plus	Advantage	Advantage 2
	(NNY)	(NYV)	(NNP)	(NAN)	(NXK)
Distributions from net tax-exempt income	$6,461,857	$1,777,853	$13,612,296	$8,550,666	$6,144,031
Distributions from net ordinary income **	572	—	186	—	—
Distributions from net long-term capital gains	93,474	—	192,321	349,903	—

**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At September 30, 2011, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

New York
	New York	Performance
	Value	Plus
	(NNY)	(NNP)
Expiration:
September 30, 2019	$21,947	$51,614

The Funds have elected to defer net realized losses from investments incurred from November 1, 2010 through September 30, 2011, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year. The following Funds have elected to defer post-October losses as follows:

		New York	New York
	New York	Performance	Dividend
	Value 2	Plus	Advantage 2
	(NYV)	(NNP)	(NXK)
Post-October capital losses	$214,775	$151,168	$19,962

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components — a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

New York Value (NNY) pays an annual fund-level fee, payable monthly, of .15% of the average daily net assets* of the Fund, as well as 4.125% of the gross interest income (excluding interest on bonds underlying a “self-deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) of the Fund.

The annual fund-level fee for the following Funds, payable monthly, is calculated according to the following schedules:

74	Nuveen Investments

New York Performance Plus (NNP)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

New York Value 2 (NYV)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4000%
For the next $125 million	.3875
For the next $250 million	.3750
For the next $500 million	.3625
For the next $1 billion	.3500
For managed assets over $2 billion	.3375

New York Dividend Advantage (NAN)
New York Dividend Advantage 2 (NXK)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

The annual complex-level fee for each fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of March 31, 2012, the complex-level fee rate for these Funds was .1735%.

Nuveen Investments	75

Notes to
Financial Statements (Unaudited) (continued)

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

8. New Accounting Pronouncements

Fair Value Measurements and Disclosures
On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 (“ASU No. 2011-04”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2 and the reasons for the transfers and ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

76	Nuveen Investments

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

Nuveen Investments	77

Reinvest Automatically,
Easily and Conveniently (continued)

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

78	Nuveen Investments

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage (see below) and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Nuveen Investments	79

Glossary of Terms
Used in this Report (continued)

■	Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■
Lipper New York Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 29 funds; 1-year, 29 funds; 5-year, 28 funds; and 10-year, 20 funds. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■
Standard & Poor’s (S&P) National Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment grade U.S. municipal bond market. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees. It is not possible to invest directly in an index.

■
Standard & Poor’s (S&P) New York Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment grade New York municipal bond market. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees. It is not possible to invest directly in an index.

80	Nuveen Investments

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Investments	81

Notes

82	Nuveen Investments

Additional Fund Information

Board of
Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank
& Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Common Shares
Fund	Repurchased
NNY	–
NYV	–
NNP	–
NAN	–
NXK	–

Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments	83

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates - Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed approximately $227 billion as of March 31, 2012.

Find out how we can help you.
To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-A-0312D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Municipal Value Fund, Inc.

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: June 7, 2012

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: June 7, 2012